VANECK VECTORS AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.2%
Canada: 9.9%
53,008	B2Gold Corp. (USD) *	$148,953
114,158	Barrick Gold Corp. (USD)	1,565,106
134,008	First Quantum Minerals Ltd.	1,519,684
401,952	IAMGOLD Corp. (USD) *	1,394,773
491,399	Ivanhoe Mines Ltd. * †	1,177,048
		5,805,564
China / Hong Kong: 2.6%
3,591,000	China Molybdenum Co. Ltd. #	1,504,339
Egypt: 4.2%
627,765	Commercial International Bank Reg S (GDR) #	2,440,974
India: 1.2%
24,923	Makemytrip Ltd. (USD) *	687,875
Kenya: 10.4%
488,000	East African Breweries Ltd.	999,007
4,098,700	Equity Bank Ltd. #	1,691,132
12,362,700	Safaricom Plc	3,380,570
		6,070,709
Monaco: 2.6%
100,607	Endeavour Mining Corp. (CAD) *	1,510,668
Morocco: 17.3%
76,654	Attijariwafa Bank	3,370,923
64,193	Banque Centrale Populaire	1,766,829
65,551	Banque Marocaine du Commerce Exterieur	1,207,326
48,071	Cosumar #	884,011
194,954	Maroc Telecom	2,894,737
		10,123,826
Nigeria: 9.6%
24,831,662	Guaranty Trust Bank Plc	2,479,727
247,448	Nestle Nigeria Plc #	1,083,012
3,171,157	Nigerian Breweries Plc	586,357
24,105,750	Zenith Bank Ltd.	1,455,694
		5,604,790
Singapore: 0.8%
2,281,900	Golden Agri-Resources Ltd. #	472,039
South Africa: 32.2%
49,076	Absa Group Ltd. #	519,635
21,610	Al Noor Hospitals Group Plc (GBP) #	85,914
4,544	Anglo American Platinum Ltd. #	232,103
21,821	AngloGold Ashanti Ltd. (ADR)	285,855
27,427	Aspen Pharmacare Holdings Ltd. † #	177,253
22,742	AVI Ltd.	142,385
7,637	Barloworld Ltd. #	67,685
19,908	Bid Corp. Ltd. † #	411,737
19,801	Bidvest Group Ltd. #	266,842
4,660	Capitec Bank Holdings Ltd.	436,228
15,748	Clicks Group Ltd.	201,157
21,019	Coronation Fund Managers Ltd. #	67,076
32,802	Discovery Ltd. #	312,084
16,297	Exxaro Resources Ltd. #	185,439
238,411	FirstRand Ltd. #	1,044,469
61,908	Fortress REIT Ltd. † #	78,647
14,573	Foschini Group Ltd. #	165,463
46,755	Gold Fields Ltd. (ADR)	174,396
191,583	Growthpoint Properties Ltd. #	324,495
15,001	Hyprop Investments Ltd. †	73,313
40,921	Impala Platinum Holdings Ltd. * #	173,759
11,248	Imperial Holdings Ltd. †	46,696
18,929	Investec Ltd. #	110,890
35,989	Investec Plc (GBP) #	207,485
9,647	Liberty Holdings Ltd.	67,583
73,117	Life Healthcare Group Holdings Ltd. † #	136,264
55,963	MMI Holdings Ltd.	64,379
9,620	Motus Holdings Ltd. #	54,714
16,757	Mr Price Group Ltd. #	220,221
100,795	MTN Group Ltd. † #	620,753
27,977	MultiChoice Group Ltd. *	234,156
21,085	Naspers Ltd. #	4,916,239
24,575	Nedbank Group Ltd. #	429,709
86,188	Netcare Ltd. #	140,263
275,229	Old Mutual Ltd. (GBP) #	405,068
24,588	Pick n Pay Stores Ltd.	113,228
10,082	Pioneer Foods Ltd.	56,012
11,729	PSG Group Ltd. #	212,772
53,879	Rand Merchant Investment Holdings Ltd. #	125,746
342,231	Redefine Properties Ltd. #	230,192
31,800	Remgro Ltd. #	409,460
18,684	Resilient REIT Ltd. #	70,621
51,723	RMB Holdings Ltd. #	273,094
114,489	Sanlam Ltd. #	587,908
30,215	Sappi Ltd. #	139,743
37,074	Sasol Ltd. (ADR)	1,147,070
29,033	Shoprite Holdings Ltd. #	320,025
11,714	Spar Group Ltd. #	156,147
81,835	Standard Bank Group Ltd. #	1,056,136
17,979	Telkom SA SOC Ltd. #	91,358
12,380	Tiger Brands Ltd. #	227,962
28,865	Truworths International Ltd. #	139,675
28,251	Vodacom Group Ltd. † #	218,258
63,765	Woolworths Holdings Ltd. † #	205,562
		18,861,324
United Kingdom: 7.5%
57,780	Anglo American Plc #	1,546,118
332,990	Centamin Plc #	386,272
7,109	Mondi Ltd. (ZAR) #	157,782
725,177	Tullow Oil Plc * #	2,273,282
		4,363,454
United States: 1.9%
127,923	Kosmos Energy Ltd.	796,960
2,880	Royal Caribbean Cruises Ltd.	330,106
		1,127,066
Total Common Stocks (Cost: $51,487,701)		58,572,628

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.3%
Repurchase Agreements: 2.3%
$1,000,000	Repurchase agreement dated 3/29/19 with Daiwa Capital Markets America, Inc., 2.65%, due 4/1/19, proceeds $1,000,221; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 4/11/19 to 3/20/49, valued at $1,020,000 including accrued interest)	1,000,000
352,181	Repurchase agreement dated 3/29/19 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.58%, due 4/1/19, proceeds $352,257; (collateralized by various U.S. government and agency obligations, 0.38% to 2.50%, due 5/31/22 to 2/15/47, valued at $359,225 including accrued interest)	352,181
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $1,352,181)		1,352,181
Total Investments: 102.5% (Cost: $52,839,882)		59,924,809
Liabilities in excess of other assets: (2.5)%		(1,459,537)
NET ASSETS: 100.0%		$58,465,272

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar
ZAR	South African Rand

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,288,025.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $28,257,827 which represents 48.3% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	12.7%	$7,439,832
Consumer Discretionary	11.5	6,719,855
Consumer Staples	9.7	5,653,079
Energy	5.6	3,255,681
Financials	35.4	20,742,327
Health Care	0.9	539,694
Industrials	0.6	381,223
Materials	22.3	13,063,669
Real Estate	1.3	777,268
	100.0%	$58,572,628

VANECK VECTORS AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Australia: 3.4%
639,459	Costa Group Holdings Ltd. † #	$2,339,719
2,865,952	Incitec Pivot Ltd. #	6,357,836
536,396	Nufarm Ltd. † #	1,798,882
1,474,694	Treasury Wine Estates Ltd. #	15,660,791
		26,157,228
Brazil: 1.8%
2,783,300	Rumo SA *	13,695,864
Canada: 6.8%
976,613	Nutrien Ltd. (USD)	51,526,102
Chile: 1.6%
320,762	Sociedad Quimica y Minera de Chile SA (ADR) †	12,330,091
China / Hong Kong: 2.3%
4,289,000	China Mengniu Dairy Co. Ltd. #	15,962,864
5,402,000	Goldin Financial Holdings Ltd. * #	1,718,830
		17,681,694
Denmark: 0.9%
89,836	Bakkafrost P/F (NOK) #	4,453,747
33,972	Schouw & Co. AB † #	2,529,758
		6,983,505
Germany: 1.2%
510,014	K+S AG † #	9,374,358
Indonesia: 1.1%
19,225,800	Charoen Pokphand Indonesia Tbk PT #	8,649,259
Israel: 1.3%
1,842,240	Israel Chemicals Ltd. (USD) †	9,653,338
Japan: 6.6%
2,397,630	Kubota Corp. #	34,895,850
89,700	Maruha Nichiro Corp. † #	3,218,325
203,400	Nippon Meat Packers, Inc. † #	7,338,505
599,200	Nippon Suisan Kaisha Ltd. #	4,587,128
		50,039,808
Malaysia: 3.7%
6,363,555	IOI Corp. Bhd #	6,956,495
1,021,570	Kuala Lumpur Kepong Bhd	6,205,741
1,440,580	PPB Group Bhd #	6,463,023
6,786,500	Sime Darby Plantation Bhd #	8,350,761
		27,976,020
Netherlands: 0.6%
168,117	OCI NV * #	4,635,808
Norway: 7.0%
666,762	Leroy Seafood Group ASA #	4,851,576
1,072,773	Marine Harvest ASA #	24,003,929
105,679	Salmar ASA #	5,083,867
465,939	Yara International ASA #	19,121,431
		53,060,803
Russia: 0.4%
269,184	PhosAgro OAO Reg S (GDR) #	3,378,826
Singapore: 2.8%
10,850,545	Golden Agri-Resources Ltd. #	2,244,569
7,755,451	Wilmar International Ltd. #	18,973,595
		21,218,164
South Korea: 0.3%
99,026	Komipharm International Co. Ltd. * #	2,006,933
Switzerland: 0.7%
16,114	Bucher Indistries AG #	5,392,804
Taiwan: 0.4%
1,985,000	Taiwan Fertilizer Co. Ltd. #	2,973,053
Thailand: 1.3%
12,849,836	Charoen Pokphand Foods (NVDR) #	10,330,019
Ukraine: 0.2%
102,612	Kernel Holding SA (PLN) #	1,318,044
United Kingdom: 3.8%
2,272,864	CNH Industrial NV (USD)	23,183,213
138,661	Genus Plc #	4,010,401
6,774,713	Sirius Minerals Plc * † #	1,774,386
		28,968,000
United States: 51.9%
138,616	AGCO Corp.	9,640,743
51,991	Andersons, Inc.	1,675,670
1,029,779	Archer-Daniels-Midland Co.	44,414,368
53,315	Balchem Corp.	4,947,632
282,160	Bunge Ltd.	14,974,231
362,392	CF Industries Holdings, Inc.	14,814,585
381,480	Deere & Co.	60,975,763
194,862	Elanco Animal Health, Inc. *	6,249,224
262,018	Element Solutions, Inc. *	2,646,382
250,159	FMC Corp.	19,217,214
176,511	IDEXX Laboratories, Inc. *	39,467,860
770,357	Mosaic Co.	21,038,450
88,815	Neogen Corp. *	5,097,093
145,949	Pilgrim’s Pride Corp. *	3,253,203
30,676	Sanderson Farms, Inc.	4,044,324
206,386	Toro Co.	14,207,612
268,222	Tractor Supply Co.	26,221,383
550,763	Tyson Foods, Inc.	38,239,475
641,103	Zoetis, Inc.	64,539,839
		395,665,051
Total Common Stocks (Cost: $723,772,647)		763,014,772

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.7%
Repurchase Agreements: 4.7%
$8,419,432	Repurchase agreement dated 3/29/19 with Citigroup Global Markets, Inc., 2.65%, due 4/1/19, proceeds $8,421,291; (collateralized by various U.S. government and agency obligations, 0.00% to 10.50%, due 4/2/19 to 10/20/68, valued at $8,587,821 including accrued interest)	8,419,432
8,419,432	Repurchase agreement dated 3/29/19 with Credit Agricole CIB, 2.65%, due 4/1/19, proceeds $8,421,291; (collateralized by various U.S. government and agency obligations, 0.25% to 5.00%, due 6/30/21 to 6/15/39, valued at $8,587,821 including accrued interest)	8,419,432
8,419,432	Repurchase agreement dated 3/29/19 with Daiwa Capital Markets America, Inc., 2.65%, due 4/1/19, proceeds $8,421,291; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 4/11/19 to 3/20/49, valued at $8,587,821 including accrued interest)	8,419,432
8,419,432	Repurchase agreement dated 3/29/19 with Deutsche Bank Securities, Inc., 2.62%, due 4/1/19, proceeds $8,421,270; (collateralized by various U.S. government and agency obligations, 2.50% to 6.00%, due 5/15/34 to 6/20/68, valued at $8,587,821 including accrued interest)	8,419,432
1,770,061	Repurchase agreement dated 3/29/19 with Mizuho Securities USA, Inc., 2.57%, due 4/1/19, proceeds $1,770,440; (collateralized by various U.S. government and agency obligations, 0.88% to 2.88%, due 12/31/20 to 5/15/43, valued at $1,805,463 including accrued interest)	1,770,061
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $35,447,789)		35,447,789
Total Investments: 104.8% (Cost: $759,220,436)		798,462,561
Liabilities in excess of other assets: (4.8)%		(36,362,970)
NET ASSETS: 100.0%		$762,099,591

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
PLN	Polish Zloty
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $34,014,262.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $250,755,372 which represents 32.9% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	3.5%	$26,221,383
Consumer Staples	35.1	267,841,816
Health Care	15.9	121,371,350
Industrials	21.2	161,991,849
Materials	24.3	185,588,374
	100.0%	$763,014,772

VANECK VECTORS BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 89.4%
Automobiles & Components: 1.3%
82,800	Mahle-Metal Leve SA Industria e Comercio	$513,885
142,600	Tupy SA	659,944
		1,173,829
Banks: 0.0%
6,930	Banco ABC Brasil SA *	33,718
Capital Goods: 1.2%
191,075	Iochpe Maxion SA	1,046,792
Consumer Durables & Apparel: 11.7%
75,750	Arezzo Industria e Comercio SA	966,960
180,950	Cia Hering SA	1,381,382
533,000	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,214,849
180,944	EZ Tec Empreendimentos e Participacoes SA	1,238,535
659,650	Grendene SA	1,411,845
32,200	Guararapes Confeccoes SA	1,184,262
592,150	MRV Engenharia e Participacoes SA	2,115,821
		10,513,654
Consumer Services: 6.4%
9,721	Arco Platform Ltd. (USD) *	313,891
188,100	BK Brasil Operacao E Assessoria	1,062,202
277,400	CVC Brasil Operadora e Agencia de Viagens SA	3,879,002
97,225	Ser Educacional SA Reg S 144A	505,575
		5,760,670
Energy: 4.7%
204,775	Cosan Ltd. (USD)	2,373,342
42,500	Modec, Inc. #	1,211,301
171,500	QGEP Participacoes SA	670,170
		4,254,813
Food, Beverage & Tobacco: 5.2%
115,301	Adecoagro SA (USD) *	794,424
193,950	Camil Alimentos SA	337,339
293,950	Marfrig Alimentos SA *	448,956
307,850	Minerva SA *	552,744
375,700	Sao Martinho SA	1,759,827
75,800	SLC Agricola SA	794,909
		4,688,199
Health Care Equipment & Services: 7.9%
104,300	Centro de Imagem Diagnosticos SA *	386,795
394,300	Fleury SA	2,054,406
64,800	Instituto Hermes Pardini SA	335,970
571,300	Odontoprev SA	2,392,971
487,200	Qualicorp SA	1,951,114
		7,121,256
Insurance: 0.4%
147,900	Wiz Solucoes e Corretagem de Seguros SA	321,082
Materials: 9.2%
654,625	Duratex SA	1,834,124
125,739	ERO Copper Corp. *	1,502,639
523,186	Largo Resources Ltd. *	829,988
70,672	Rhi Magnesita NV (GBP) #	4,164,232
		8,330,983
Media & Entertainment: 2.4%
94,250	Multiplus SA	646,090
125,500	Smiles Fidelidade SA	1,528,944
		2,175,034
Real Estate: 4.3%
156,973	Aliansce Shopping Centers SA	800,631
262,700	BR Properties SA	597,145
35,554	FII BTG Pactual Corporate Office Fund	876,194
163,300	Iguatemi Empresa de Shopping Centers SA	1,623,261
		3,897,231
Semiconductor: 0.6%
25,547	SMART Global Holdings, Inc. *	490,502
Software & Services: 6.8%
261,000	Linx SA	2,466,446
955,337	Sonda SA	1,438,961
224,400	Totvs SA	2,258,128
		6,163,535
Technology Hardware & Equipment: 0.8%
21,112	Ituran Location and Control Ltd. (USD)	720,975
Telecommunication Services: 3.7%
110,634	NII Holdings, Inc. *	216,843
1,670,355	Oi SA (ADR)	3,140,267
		3,357,110
Transportation: 4.4%
46,700	DryShips, Inc. (USD)	215,754
432,540	EcoRodovias Infraestrutura e Logistica SA	1,059,435
112,413	Gol Linhas Aereas Inteligentes SA (ADR) * †	1,466,990
136,000	Movida Participacoes SA	376,876
846,450	Santos Brasil Participacoes SA	866,912
		3,985,967
Utilities: 18.4%
440,050	AES Tiete Energia SA	1,245,292
434,387	Alupar Investimento SA	2,576,134
136,296	Cia de Saneamento de Minas Gerais SA	2,125,888
205,800	Cia de Saneamento do Parana	3,939,548
146,227	Cia Paranaense de Energia (ADR)	1,356,987
179,800	Light SA	943,693
696,350	Transmissora Alianca de Energia Eletrica SA	4,410,712
		16,598,254
Total Common Stocks (Cost: $68,877,651)		80,633,604
PREFERRED STOCKS: 10.6%
Banks: 1.3%
165,220	Banco ABC Brasil SA, 5.60%	803,872
30,450	Banco Inter SA Reg S 144A, 0.81%	411,485
		1,215,357
Capital Goods: 2.1%
1,002,209	Marcopolo SA, 2.83%	998,280
350,050	Randon Implementos e Participacoes SA, 1.05%	867,224
		1,865,504
Consumer Durables & Apparel: 1.5%
338,381	Alpargatas SA, 2.01%	1,329,204
Materials: 3.2%
1,154,150	Metalurgica Gerdau SA, 2.81%	2,095,855
77,382	Unipar Carbocloro SA, 6.51%	753,987
		2,849,842
Utilities: 2.5%
25,756	Cia de Gas de Sao Paulo, 5.96%	538,756
285,800	Cia Energetica de Sao Paulo, 0.16%	1,762,093
		2,300,849
Total Preferred Stocks (Cost: $5,332,505)		9,560,756
WARRANTS: 0.0% (Cost: $0)
Capital Goods: 0.0%
7,727	Iochpe Maxion SA Warrants (BRL 12.70, expiring 06/03/19) *	14,486
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $74,210,156)		90,208,846

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.6%
Repurchase Agreements: 1.6%
$1,000,000	Repurchase agreement dated 3/29/19 with Daiwa Capital Markets America, Inc., 2.65%, due 4/1/19, proceeds $1,000,221; (collateralized by a U.S. government and agency obligation, 0.00% to 6.50%, due 4/11/19 to 3/20/49, valued at $1,020,000 including accrued interest)	1,000,000
415,667	Repurchase agreement dated 3/29/19 with Deutsche Bank Securities, Inc., 2.60%, due 4/1/19, proceeds $415,757; (collateralized by U.S. government obligation, 0.00%, due 11/15/26, valued at $423,980 including accrued interest)	415,667
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $1,415,667)		1,415,667
Total Investments: 101.6% (Cost: $75,625,823)		91,624,513
Liabilities in excess of other assets: (1.6)%		(1,462,543)
NET ASSETS: 100.0%		$90,161,970

Definitions:

ADR	American Depositary Receipt
BRL	Brazilian Real
GBP	British Pound
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,393,636.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $5,375,533 which represents 6.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $917,060, or 1.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	6.1%	$5,532,144
Consumer Discretionary	20.8	18,777,357
Consumer Staples	5.2	4,688,199
Energy	4.7	4,254,813
Financials	2.7	2,446,351
Health Care	7.9	7,121,256
Industrials	7.7	6,912,749
Information Technology	8.2	7,375,012
Materials	12.4	11,180,825
Real Estate	3.3	3,021,037
Utilities	21.0	18,899,103
	100.0%	$90,208,846

VANECK VECTORS CHINAAMC CSI 300 ETF

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Automobiles & Components: 2.4%
41,481	Byd Co. Ltd. #	$329,922
33,409	China Shipbuilding Industry Group Power Co. Ltd. #	131,375
89,485	Chongqing Changan Automobile Co. Ltd. #	110,000
64,500	Fuyao Glass Industry Group Co. Ltd. #	233,232
55,574	Great Wall Motor Co. Ltd. #	64,755
42,880	Guangzhou Automobile Group Co. Ltd. #	74,456
72,473	Huayu Automotive Systems Co. Ltd. #	219,632
19,900	Kuang-Chi Technologies Co. Ltd. #	34,237
161,163	SAIC Motor Corp. Ltd. #	624,521
21,300	Zhejiang Century Huatong Group Co. Ltd. #	61,752
60,300	Zhejiang Wanfeng Auto Wheel Co. Ltd. #	72,620
		1,956,502
Banks: 16.7%
1,764,000	Agricultural Bank of China Ltd. #	979,405
681,615	Bank of Beijing Co. Ltd. #	628,660
18,500	Bank of Chengdu Co. Ltd. #	24,610
970,400	Bank of China Ltd. #	544,356
1,265,116	Bank of Communications Co. Ltd. #	1,174,161
63,600	Bank of Guiyang Co. Ltd. #	123,546
94,660	Bank of Hangzhou Co. Ltd. #	121,216
319,000	Bank of Jiangsu Co. Ltd. #	338,113
273,071	Bank of Nanjing Co. Ltd. #	321,427
119,935	Bank of Ningbo Co. Ltd. #	378,694
251,496	Bank of Shanghai Co. Ltd. #	448,079
140,900	China CITIC Bank Corp. Ltd. #	131,896
308,900	China Construction Bank Corp. #	319,143
733,400	China Everbright Bank Co. Ltd. #	447,022
474,989	China Merchants Bank Co. Ltd. #	2,395,738
1,142,817	China Minsheng Banking Corp. Ltd. #	1,078,312
286,356	Huaxia Bank Co. Ltd. #	351,594
993,304	Industrial & Commercial Bank of China Ltd. #	823,026
574,091	Industrial Bank Co. Ltd. #	1,551,242
395,309	Ping An Bank Co. Ltd. #	753,471
540,318	Shanghai Pudong Development Bank Co. Ltd. #	906,540
		13,840,251
Capital Goods: 10.1%
63,800	AVIC Aircraft Co. Ltd. #	161,735
13,300	AVIC Helicopter Co. Ltd. #	92,583
19,400	AVIC Shenyang Aircraft Co. Ltd. * #	94,328
39,100	Beijing New Building Materials Plc #	117,054
24,199	China Avic Electronics Co. Ltd. #	59,888
108,124	China Communications Construction Co. Ltd. #	200,790
127,300	China Gezhouba Group Co. Ltd. #	137,359
91,000	China National Chemical Engineering Co. Ltd. #	87,623
36,200	China Nuclear Engineering Corp. Ltd. #	48,375
211,800	China Railway Construction Corp. Ltd. #	362,399
343,308	China Railway Group Ltd. #	371,287
421,700	China Shipbuilding Industry Co. Ltd. #	366,233
27,300	China Spacesat Co. Ltd. #	102,178
966,508	China State Construction Engineering Corp. Ltd. #	878,795
447,915	CRRC Corp. Ltd. #	606,001
49,235	Fangda Carbon New Material Co. Ltd. #	165,699
39,400	Han’s Laser Technology Co. Ltd. #	246,853
112,800	Jiangsu Zhongtian Technology Co. Ltd. #	166,635
113,386	Luxshare Precision Industry Co. Ltd. #	416,345
328,600	Metallurgical Corp of China Ltd. #	172,113
84,311	NARI Technology Development Co. Ltd. #	264,296
282,000	Power Construction Corp. of China Ltd. #	241,503
251,400	Sany Heavy Industry Co. Ltd. #	477,235
204,748	Shanghai Construction Group Co. Ltd. #	113,790
162,500	Shanghai Electric Group Co. Ltd. #	144,176
46,249	Shenzhen Inovance Technology Co. Ltd. #	182,117
50,489	Siasun Robot & Automation Co. Ltd. #	143,512
72,861	Suzhou Gold Mantis Construction Decoration Co. Ltd. #	127,587
171,107	TBEA Co. Ltd. #	210,399
223,100	Weichai Power Co. Ltd. #	393,792
216,300	XCMG Construction Machinery Co. Ltd. #	141,373
41,200	Xi’ An Aero-Engine Plc #	161,696
78,600	Xiamen C & D, Inc. #	101,263
107,200	Xinjiang Goldwind Science and Technology Co. Ltd. #	232,456
27,600	Zangge Holding Co. Ltd. * #	49,337
39,700	Zhejiang Chint Electrics Co. Ltd. #	158,059
48,900	Zhejiang Sanhua Intelligent Controls Co. Ltd. #	113,886
60,953	Zhengzhou Yutong Bus Co. Ltd. #	121,610
207,000	Zoomlion Heavy Industry Science and Technology Co. Ltd. #	137,882
		8,370,242
Commercial & Professional Services: 0.3%
61,500	Beijing Orient Landscape Co. Ltd. #	72,463
87,141	Beijing Originwater Technology Co. Ltd. #	121,468
32,832	Sound Environmental Co. Ltd. #	75,550
		269,481
Consumer Durables & Apparel: 5.3%
221,828	Gree Electric Appliances, Inc. #	1,558,100
21,572	Hangzhou Robam Appliances Co. Ltd. #	103,202
82,894	Heilan Home Co. Ltd. #	120,354
213,795	Midea Group Co. Ltd. #	1,549,595
5,500	Oppein Home Group, Inc. #	99,337
168,300	Qingdao Haier Co. Ltd. #	427,660
29,500	Suofeiya Home Collection Co. Ltd. #	112,264
499,100	TCL Corp. #	301,410
4,200	Xiamen Intretech, Inc. #	35,718
7,600	Zhejiang Supor Co. Ltd. #	84,786
		4,392,426
Consumer Services: 1.0%
44,800	China International Travel Service Corp. Ltd. #	467,119
188,720	Shenzhen Overseas Chinese Town Co. Ltd. #	215,966
33,200	Songcheng Performance Development Co. Ltd. #	114,337
		797,422
Diversified Financials: 3.8%
100,636	Anxin Trust Co. Ltd. #	107,782
85,200	Bohai Capital Holding Co. Ltd. #	58,909
18,400	Caitong Securities Co. Ltd. #	36,088
59,400	China Galaxy Securities Co. Ltd. #	104,428
20,500	CSC Financial Co. Ltd. #	77,197
63,600	Dongxing Securities Co. Ltd. #	130,166
166,717	East Money Information Co. Ltd. #	479,761
90,271	Everbright Securities Co. Ltd. #	176,020
96,580	First Capital Securities Co. Ltd. #	112,734
207,650	Guotai Junan Securities Co. Ltd. #	621,854
113,030	Guoyuan Securities Co. Ltd. #	227,764
9,600	Hithink RoyalFlush Information Network Co. Ltd. #	142,529
83,400	Huaan Securities Co. Ltd. #	88,413
24,100	Minmetals Capital Co. Ltd. #	36,230
164,700	Orient Securities Co. Ltd. #	290,867
39,100	SDIC Capital Co. Ltd. #	84,352
311,338	Shenwan Hongyuan Group Co. Ltd. #	255,404
61,200	Zheshang Securities Co. Ltd. #	105,375
		3,135,873
Energy: 2.3%
84,200	China Coal Energy Co. Ltd. #	64,079
27,400	China Oilfield Services Ltd. #	41,305
571,800	China Petroleum & Chemical Corp. #	487,165
76,900	China Petroleum Engineering Corp. #	52,010
91,210	China Shenhua Energy Co. Ltd. #	265,951
101,480	Offshore Oil Engineering Co. Ltd. #	96,784
372,600	PetroChina Co. Ltd. #	420,020
184,107	Shaanxi Coal Industry Co. Ltd. #	243,922
72,400	Shanxi Xishan Coal and Electricity Power Co. Ltd. #	67,097
286,310	Wintime Energy Co. Ltd. *	92,871
40,700	Yanzhou Coal Mining Co. Ltd. #	64,352
		1,895,556
Financials: 5.9%
206,786	AVIC Capital Co. Ltd. #	181,553
178,400	Changjiang Securities Co. Ltd. #	199,405
131,700	China Merchants Securities Co. Ltd. #	342,703
362,500	CITIC Securities Co. Ltd. #	1,334,622
189,250	Founder Securities Co. Ltd. #	215,796
136,156	GF Securities Co. Ltd. #	326,802
92,850	Guoyuan Securities Co. Ltd. #	144,160
372,436	Haitong Securities Co. Ltd. #	775,201
150,604	Huatai Securities Co. Ltd. #	501,450
215,850	Industrial Securities Co. Ltd. #	232,413
111,500	Sinolink Securities Co. Ltd. #	178,001
110,700	SooChow Securities Co. Ltd. #	166,323
130,228	Southwest Securities Co. Ltd. #	107,015
80,514	Western Securities Co. Ltd. #	137,576
		4,843,020
Food, Beverage & Tobacco: 9.8%
37,100	Foshan Haitian Flavouring and Food Co. Ltd. #	478,109
36,300	Guangdong Haid Group Co. Ltd. #	152,121
3,000	Hebei Yangyuan Zhihui Beverage Co. Ltd. #	25,847
45,367	Henan Shuanghui Investment and Development Co. Ltd. #	174,245
279,844	Inner Mongolia Yili Industrial Group Co. Ltd. #	1,208,626
27,799	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. #	539,217
23,226	Kweichow Moutai Co. Ltd. #	2,945,579
33,493	Luzhou Laojiao Co. Ltd. #	331,304
28,700	Muyuan Foodstuff Co. Ltd. #	270,926
96,900	New Hope Liuhe Co. Ltd. #	191,971
11,960	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. #	107,455
89,100	Tongwei Co. Ltd. #	160,697
89,100	Wuliangye Yibin Co. Ltd. #	1,257,788
176,156	Yonghui Superstores Co. Ltd. #	226,663
		8,070,548
Health Care Equipment & Services: 1.4%
43,948	Aier Eye Hospital Group Co. Ltd. #	221,651
33,334	Huadong Medicine Co. Ltd. #	161,528
25,600	Jointown Pharmaceutical Group Co. Ltd. #	59,675
49,000	Lepu Medical Technology Beijing Co. Ltd. #	192,836
86,495	Meinian Onehealth Healthcare Holdings Co. Ltd. #	239,524
32,965	Searainbow Holding Corp. * #	136,427
52,973	Shanghai Pharmaceuticals Holding Co. Ltd. #	162,945
		1,174,586
Insurance: 8.6%
76,611	China Life Insurance Co. Ltd. #	321,463
144,617	China Pacific Insurance Group Co. Ltd. #	730,282
68,200	Hubei Biocause Pharmaceutical Co. Ltd. #	69,058
38,676	New China Life Insurance Co. Ltd. #	307,855
498,858	Ping An Insurance Group Co. of China Ltd. #	5,714,718
		7,143,376
Materials: 6.7%
302,400	Aluminum Corporation of China Ltd. * #	188,390
84,800	Angang Steel Co. Ltd. #	71,938
92,000	Anhui Conch Cement Co. Ltd. #	522,673
38,700	Baiyin Nonferrous Group Co. Ltd. #	26,450
410,328	Baoshan Iron and Steel Co. Ltd. #	441,012
153,300	BBMG Corp. #	101,381
98,036	Beijing Kangde Xin Composite Material Co. Ltd.	86,503
41,152	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. #	128,752
54,365	Beijing Sanju Environmental Protection and New Material Co. Ltd. #	84,337
72,900	Beijing Shougang Co. Ltd. * #	47,581
96,600	China Jushi Co. Ltd. #	153,183
325,200	China Molybdenum Co. Ltd. #	225,086
195,600	Hebei Iron & Steel Co. Ltd. #	99,595
35,100	Hengli Petrochemical Co. Ltd. #	96,243
52,900	Hengyi Petrochemical Co. Ltd. #	120,389
3,500	Hoshine Silicon Industry Co. Ltd. #	31,654
11,600	Hubei Sanonda Co. Ltd. #	19,862
100,270	Inner Mongolia Baotou Steel Rare-Earth Hi-Tech Co. Ltd. #	165,991
155,416	Inner Mongolia Junzheng Energy & Chemical Industry Co. Ltd. #	91,926
839,360	Inner Mongolian Baotou Steel Union Co. Ltd. #	228,108
14,436	Jiangsu Bicon Pharmaceutical Listed Co. Ltd. #	43,601
47,800	Jiangxi Copper Co. Ltd. #	110,532
35,900	Jiangxi Ganfeng Lithium Co. Ltd. #	147,481
28,100	Lomon Billions Group Co. Ltd. #	67,435
64,124	Qinghai Salt Lake Industry Co. Ltd. * #	64,380
58,200	Rongsheng Petro Chemical Co. Ltd. #	109,107
34,500	Shandong Gold Mining Co. Ltd. #	158,711
330,340	Shandong Nanshan Aluminum Co. Ltd. #	130,988
101,000	Sinopec Shanghai Petrochemical Co. Ltd. #	80,603
31,565	Tianqi Lithium Industries, Inc. #	165,216
290,900	Tongling Nonferrous Metals Group Co. Ltd. #	110,737
73,170	Wanhua Chemical Group Co. Ltd. * #	495,153
39,220	Xiamen Tungsten Co. Ltd. #	87,924
23,118	Zhejiang Huayou Cobalt Co. Ltd. #	128,750
119,800	Zhejiang Longsheng Group Co. Ltd. #	306,047
79,546	Zhongjin Gold Corp. Ltd. #	100,750
557,600	Zijin Mining Group Co. Ltd. #	289,779
		5,528,248
Media & Entertainment: 0.8%
40,420	Beijing Enlight Media Co. Ltd. #	51,952
94,967	BesTV New Media Co. Ltd. #	174,366
34,629	China Film Co. Ltd. #	91,217
126,550	CITIC Guoan Information Industry Co. Ltd. #	112,139
28,000	Giant Network Group Co. Ltd. #	91,792
18,400	Perfect World Co. Ltd. #	86,788
29,100	Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. #	60,260
		668,514
Pharmaceuticals, Biotechnology: 5.4%
25,100	Beijing Tongrentang Co. Ltd. #	111,747
6,500	Changchun High & New Technology Industry Group, Inc. #	306,939
6,500	Chengdu Kanghong Pharmaceutical Group Co. Ltd. #	49,096
22,400	Chongqing Zhifei Biological Products Co. Ltd. #	170,128
25,561	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. #	148,278
25,460	Hualan Biological Engineering, Inc. #	170,028
15,200	Hubei Jumpcan Pharmaceutical Co. Ltd. #	77,921
121,718	Jiangsu Hengrui Medicine Co. Ltd. #	1,182,147
137,158	Kangmei Pharmaceutical Co. Ltd. #	213,685
20,310	Shandong Buchang Pharmaceuticals Co. Ltd. #	87,548
20,900	Shandong Dong-E E-Jiao Co. Ltd. #	147,135
46,500	Shanghai Fosun Pharmaceutical Group Co. Ltd. #	205,517
71,660	Shanghai RAAS Blood Products Co. Ltd. #	102,593
19,386	Shenzhen Salubris Pharmaceuticals Co. Ltd. #	78,343
39,800	Sichuan Kelun Pharmaceutical Co. Ltd. #	171,180
41,470	Tasly Pharmaceutical Group Co. Ltd. #	138,683
65,339	Tonghua Dongbao Pharmaceutical Co. Ltd. #	168,317
56,500	Walvax Biotechnology Co. Ltd. * #	213,694
4,700	WuXi AppTec Co. Ltd. * #	65,566
23,960	Yunnan Baiyao Group Co. Ltd. #	304,536
13,591	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. #	231,733
39,600	Zhejiang NHU Co. Ltd. #	108,809
		4,453,623
Real Estate: 4.8%
83,074	China Fortune Land Development Co. Ltd. #	382,335
108,959	China Merchants Shekou Industrial Zone Co. Ltd. #	373,031
223,800	China Vanke Co. Ltd. #	1,019,655
55,200	Financial Street Holdings Co. Ltd. #	70,489
41,300	Future Land Holdings Co. Ltd. #	277,820
103,901	Gemdale Corp. #	211,827
168,000	Greenland Holdings Corp. Ltd. #	188,069
85,200	Jiangsu Zhongnan Construction Group Co. Ltd. #	120,053
328,404	Poly Real Estate Group Co. Ltd. #	693,741
14,800	Red Star Macalline Group Corp. Ltd. #	28,733
80,000	RiseSun Real Estate Development Co. Ltd. #	133,593
74,800	Sunshine City Group Co. Ltd. #	92,786
198,181	Xinhu Zhongbao Co. Ltd. #	115,906
115,474	Youngor Group Co. Ltd. #	156,427
125,100	Zhejiang China Commodities City Group Co. Ltd. #	88,501
		3,952,966
Retailing: 0.7%
113,220	China Grand Automotive Services Co. Ltd. #	89,199
56,300	Liaoning Cheng Da Co. Ltd. #	125,170
171,500	Suning Commerce Group Co. Ltd. #	319,852
79,360	Wuchan Zhongda Group Co. Ltd. #	66,739
		600,960
Semiconductor: 0.9%
6,800	Gigadevice Semiconductor Beijing, Inc. #	102,371
90,260	LONGi Green Energy Technology Co. Ltd. #	350,214
112,523	Sanan Optoelectronics Co. Ltd. #	245,493
4,200	Shenzhen Huiding Technology Co. Ltd. #	64,816
		762,894
Software & Services: 1.8%
18,900	360 Security Technology, Inc. #	72,565
51,500	Aisino Co. Ltd. #	213,442
67,530	Anhui USTC iFlytek Co. Ltd. #	364,368
14,906	Beijing Shiji Information Technology Co. Ltd. #	72,187
86,373	DHC Software Co. Ltd. #	114,015
22,900	Hundsun Technologies, Inc. #	297,671
67,331	Wangsu Science and Technology Co. Ltd. #	127,435
44,073	Yonyou Software Co. Ltd. #	221,795
		1,483,478
Technology Hardware & Equipment: 5.3%
18,500	AVIC Jonhon OptronicTechnology Co. Ltd. #	111,852
109,754	Beijing Xinwei Telecom Technology Group Co. Ltd. * # ∞	174,419
1,091,133	BOE Technology Group Co. Ltd. #	630,527
48,100	Chaozhou Three-Circle Group Co. Ltd. #	148,422
176,500	Dongxu Optoelectronic Technology Co. Ltd. #	158,434
32,222	Fiberhome Telecommunication Technologies Co. Ltd. #	151,272
338,112	Focus Media Information Technology Co. Ltd. #	315,384
54,600	Foxconn Industrial Internet Co. Ltd. * #	119,167
89,400	GoerTek, Inc. #	139,279
170,164	Hangzhou Hikvision Digital Technology Co. Ltd. #	886,126
61,180	Hengtong Optic-electric Co. Ltd. #	193,162
36,249	Lens Technology Co. Ltd. #	46,271
70,500	Leyard Optoelectronic Co. Ltd. #	92,708
87,450	Shenzhen O-film Tech Co. Ltd. #	184,269
35,900	Shenzhen Sunway Communication Co. Ltd. #	153,830
95,600	Tsinghua Tongfang Co. Ltd. #	175,500
9,200	Tsinghua Unisplendour Co. Ltd. #	59,571
82,995	Zhejiang Dahua Technology Co. Ltd. #	202,595
109,320	ZTE Corp. * #	472,361
		4,415,149
Telecommunication Services: 0.5%
428,378	China United Network Communications Ltd. #	432,223
Transportation: 3.1%
137,300	Air China Ltd. #	220,105
176,400	China COSCO Holdings Co. Ltd. * #	138,026
180,500	China Eastern Airlines Corp. Ltd. #	185,445
25,400	China Merchants Expressway Network & Technology Holdings Co. Ltd. #	34,305
158,600	China Southern Airlines Co. Ltd. #	200,766
274,091	Daqin Railway Co. Ltd. #	339,930
156,100	Guangshen Railway Co. Ltd. #	82,574
47,700	Guangzhou Baiyun International Airport Co. Ltd. #	104,724
85,300	Guangzhou Port Co. Ltd. #	64,239
529,900	Hainan Airlines Co. Ltd. #	171,543
182,167	Ningbo Port Co. Ltd. #	117,756
22,600	SF Holding Co. Ltd. #	123,124
44,300	Shanghai International Airport Co. Ltd. #	407,885
149,100	Shanghai International Port Group Co. Ltd. #	160,771
12,600	Spring Airlines Co. Ltd. #	75,968
14,400	STO Express Co. Ltd. #	49,610
16,800	YTO Express Group Co. Ltd. #	33,478
6,600	Yunda Holding Co. Ltd. #	37,842
		2,548,091
Utilities: 2.5%
215,099	China National Nuclear Power Co. Ltd. #	193,562
303,800	China Yangtze Power Co. Ltd. #	762,012
114,400	Datang International Power Generation Co. Ltd. #	58,238
542,900	GD Power Development Co. Ltd. #	216,248
150,300	Huadian Power International Corp. Ltd. #	97,396
83,000	Huaneng Lancang River Hydropower, Inc. #	50,534
202,657	Huaneng Power International, Inc. #	197,651
187,500	SDIC Power Holdings Co. Ltd. #	231,365
80,900	Sichuan Chuantou Energy Co. Ltd. #	112,339
187,810	Zhejiang Zheneng Electric Power Co. Ltd. #	135,949
		2,055,294
Total Common Stocks (Cost: $67,794,859)		82,790,723

Principal Amount
FOREIGN DEBT OBLIGATION: 0.0% (Cost: $17,231)
Software & Services: 0.0%
$107,000	Aisino Corp., 1.50% 06/12/21	17,989
Total Investments: 100.1% (Cost: $67,812,090)		82,808,712
Liabilities in excess of other assets: (0.1)%		(91,342)
NET ASSETS: 100.0%		$82,717,370

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $82,611,349 which represents 99.9% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Summary of Investments by Sector	% of Investments	Value
Communication Services	1.3%	$1,100,737
Consumer Discretionary	9.3	7,747,310
Consumer Staples	9.7	8,070,548
Energy	2.3	1,895,556
Financials	35.0	28,962,520
Health Care	6.8	5,628,209
Industrials	13.5	11,187,814
Information Technology	8.1	6,679,510
Materials	6.7	5,528,248
Real Estate	4.8	3,952,966
Utilities	2.5	2,055,294
	100.0%	$82,808,712

VANECK VECTORS CHINAAMC SME-CHINEXT ETF

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Automobiles & Components: 2.4%
90,022	Byd Co. Ltd. #	$715,996
127,358	Zhejiang Wanfeng Auto Wheel Co. Ltd. #	153,379
		869,375
Banks: 2.2%
258,632	Bank of Ningbo Co. Ltd. #	816,629
Capital Goods: 13.4%
147,500	AVIC Electromechanical Systems Co. Ltd. #	175,793
134,400	Beijing Orient Landscape Co. Ltd. #	158,357
25,400	Contemporary Amperex Technology Co. Ltd. * #	321,266
55,305	Eve Energy Co. Ltd. #	200,018
162,700	Guangdong LY Intelligent Manufacturing Co. Ltd. * #	133,105
78,130	Guoxuan High-Tech Co. Ltd. #	204,104
95,200	Han’s Laser Technology Co. Ltd. #	596,458
137,900	Jiangxi Special Electric Motor Co. Ltd. #	124,384
256,482	Luxshare Precision Industry Co. Ltd. #	941,783
119,190	Shenzhen Inovance Technology Co. Ltd. #	469,340
132,122	Siasun Robot & Automation Co. Ltd. #	375,549
103,260	Sungrow Power Supply Co. Ltd. #	168,768
151,549	Suzhou Gold Mantis Construction Decoration Co. Ltd. #	265,378
235,030	Xinjiang Goldwind Science and Technology Co. Ltd. #	509,646
100,651	Zhejiang Sanhua Intelligent Controls Co. Ltd. #	234,412
		4,878,361
Commercial & Professional Services: 0.7%
174,663	Beijing Originwater Technology Co. Ltd. #	243,468
Consumer Durables & Apparel: 3.1%
52,180	Hangzhou Robam Appliances Co. Ltd. #	249,634
94,051	NavInfo Co. Ltd. #	316,328
65,493	Suofeiya Home Collection Co. Ltd. #	249,238
29,523	Zhejiang Supor Co. Ltd. #	329,359
		1,144,559
Consumer Services: 0.8%
80,221	Songcheng Performance Development Co. Ltd. #	276,271
Diversified Financials: 7.8%
418,763	East Money Information Co. Ltd. #	1,205,073
226,480	First Capital Securities Co. Ltd. #	264,360
237,543	Guoyuan Securities Co. Ltd. #	478,666
20,700	Hithink RoyalFlush Information Network Co. Ltd. #	307,328
174,800	Shanxi Securities Co. Ltd. #	249,057
197,054	Western Securities Co. Ltd. #	336,709
		2,841,193
Food, Beverage & Tobacco: 11.6%
406,700	Guangdong Wens Foodstuffs Group Co. Ltd. #	2,453,825
60,138	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. #	1,166,495
64,000	Muyuan Foodstuff Co. Ltd. #	604,157
		4,224,477
Health Care Equipment & Services: 6.2%
91,650	Aier Eye Hospital Group Co. Ltd. #	462,234
64,320	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. #	241,132
108,898	Lepu Medical Technology Beijing Co. Ltd. #	428,560
197,280	Meinian Onehealth Healthcare Holdings Co. Ltd. #	546,313
126,551	Shanghai Kingstar Winning Software Co. Ltd. #	275,027
14,500	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. * #	289,102
		2,242,368
Materials: 7.5%
99,969	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. #	312,772
115,429	Beijing Sanju Environmental Protection and New Material Co. Ltd. #	179,067
386,676	GEM Co. Ltd. #	290,308
83,300	Jiangxi Ganfeng Lithium Co. Ltd. #	342,205
159,900	Kingenta Ecological Engineering Group Co. Ltd. #	176,494
59,900	Lomon Billions Group Co. Ltd. #	143,750
7,500	Nanjing Hanrui Cobalt Co. Ltd. #	88,009
126,900	Rongsheng Petrochemical Co. Ltd. #	237,898
73,200	Sansteel Minguang Co. Ltd., Fujian #	179,766
78,920	Tianqi Lithium Industries, Inc. #	413,078
164,900	Xinjiang Zhongtai Chemical Co. Ltd. #	223,449
114,800	Zhejiang Transfar Co. Ltd. #	146,351
		2,733,147
Media & Entertainment: 3.3%
102,810	Beijing Enlight Media Co. Ltd. #	132,141
59,878	Beijing Kunlun Tech Co. Ltd. #	132,748
48,280	Giant Network Group Co. Ltd. #	158,275
186,591	Huayi Brothers Media Corp. #	150,668
277,840	Ourpalm Co. Ltd. #	166,522
42,900	Perfect World Co. Ltd. #	202,349
78,950	Wanda Film Holding Co. Ltd.	252,804
		1,195,507
Pharmaceuticals, Biotechnology: 9.7%
45,298	Beijing SL Pharmaceutical Co. Ltd. #	185,913
17,700	BGI Genomics Co. Ltd. #	197,687
49,200	Chongqing Zhifei Biological Products Co. Ltd. #	373,675
35,100	Hangzhou Tigermed Consulting Co. Ltd. #	345,623
58,860	Hualan Biological Engineering, Inc. #	393,082
152,663	Shanghai RAAS Blood Products Co. Ltd. #	218,561
29,500	Shenzhen Kangtai Biological Products Co. Ltd. #	249,609
39,540	Shenzhen Salubris Pharmaceuticals Co. Ltd. #	159,789
100,698	Sichuan Kelun Pharmaceutical Co. Ltd. #	433,102
127,300	Walvax Biotechnology Co. Ltd. * #	481,474
80,500	Yifan Pharmaceutical Co. Ltd. #	158,552
127,270	Zhejiang NHU Co. Ltd. #	349,652
		3,546,719
Real Estate: 0.9%
189,300	RiseSun Real Estate Development Co. Ltd. #	316,115
Retailing: 1.9%
376,238	Suning Commerce Group Co. Ltd. #	701,695
Semiconductor: 1.2%
192,020	Tianjin Zhonghuan Semiconductor Joint-Stock Co. Ltd. #	283,819
186,800	Tianshui Huatian Technology Co. Ltd. #	164,857
		448,676
Software & Services: 8.7%
168,950	Anhui USTC iFlytek Co. Ltd. #	911,594
35,290	Beijing Shiji Information Technology Co. Ltd. #	170,904
100,300	Beijing Sinnet Technology Co. Ltd. #	278,790
211,958	DHC Software Co. Ltd. #	279,791
75,075	Glodon Software Co. Ltd. #	331,286
4,800	Sangfor Technologies, Inc. * #	74,525
354,341	Shanghai 2345 Network Holding Group Co. Ltd. #	318,919
62,000	Venustech Group, Inc. #	271,737
172,950	Wangsu Science and Technology Co. Ltd. #	327,335
82,800	Wonders Information Co. Ltd. #	187,707
		3,152,588
Technology Hardware & Equipment: 17.1%
116,600	Chaozhou Three-Circle Group Co. Ltd. #	359,792
42,970	China Aviation Optical-Electrical Technology Co. Ltd. #	259,799
821,860	Focus Media Information Technology Co. Ltd. #	766,614
217,016	GoerTek, Inc. #	338,095
174,800	Guangzhou Haige Communications Group, Inc. Co. #	254,885
374,795	Hangzhou Hikvision Digital Technology Co. Ltd. #	1,951,738
79,268	Lens Technology Co. Ltd. #	101,184
171,550	Leyard Optoelectronic Co. Ltd. #	225,590
21,700	NAURA Technology Group Co. Ltd. #	226,634
216,462	Shenzhen O-film Tech Co. Ltd. #	456,115
89,801	Shenzhen Sunway Communication Co. Ltd. #	384,794
43,000	Tongfang Guoxin Electronics Co. Ltd. #	288,095
206,800	Wuhu Token Science Co. Ltd. #	182,829
176,905	Zhejiang Dahua Technology Co. Ltd. #	431,833
		6,227,997
Transportation: 1.4%
64,200	SF Holding Co. Ltd. #	349,759
24,860	Yunda Holding Co. Ltd. #	142,539
		492,298
Total Common Stocks (Cost: $30,799,451)		36,351,443
Other assets less liabilities: 0.1%		49,466
NET ASSETS: 100.0%		$36,400,909

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $36,098,639 which represents 99.2% of net assets.

Summary of Investments by Sector	% of Investments	Value
Communication Services	3.3%	$1,195,507
Consumer Discretionary	8.2	2,991,900
Consumer Staples	11.6	4,224,477
Financials	10.1	3,657,822
Health Care	15.9	5,789,087
Industrials	15.5	5,614,127
Information Technology	27.0	9,829,261
Materials	7.5	2,733,147
Real Estate	0.9	316,115
	100.0%	$36,351,443

VANECK VECTORS COAL ETF

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Australia: 19.1%
1,177,596	Aurizon Holdings Ltd. #	$3,808,756
405,696	Coronado Global Resources, Inc. Reg S 144A #	831,527
151,750	Washington H Soul Pattinson & Co. Ltd. #	2,841,021
954,168	Whitehaven Coal Ltd. #	2,753,938
		10,235,242
Canada: 10.6%
195,328	Teck Cominco Ltd. (USD)	4,527,703
77,610	Westshore Terminals Investment Corp. †	1,163,032
		5,690,735
China / Hong Kong: 18.7%
5,885,000	Agritrade Resources Ltd. † #	974,553
4,396,095	China Coal Energy Co. Ltd. #	1,821,510
1,757,408	China Shenhua Energy Co. Ltd. #	4,010,742
3,894,067	Fushan International Energy Group Ltd. #	894,001
29,780,000	National United Resources Holdings Ltd. * # ∞	0
2,376,000	Yanzhou Coal Mining Co. Ltd. #	2,338,097
		10,038,903
Indonesia: 19.1%
25,555,215	Adaro Energy Tbk PT #	2,420,083
105,811,800	Bumi Resources Tbk PT * #	915,598
830,052	Indo Tambangraya Megah Tbk PT #	1,397,453
6,528,300	Tambang Batubara Bukit Asam Tbk PT #	1,928,639
1,887,300	United Tractors Tbk PT #	3,591,871
		10,253,644
Philippines: 2.1%
2,676,230	Semirara Mining and Power Corp.	1,118,706
Poland: 3.3%
110,888	Jastrzebska Spolka Weglowa SA * #	1,765,748
South Africa: 5.2%
242,247	Exxaro Resources Ltd. #	2,756,457
Thailand: 5.1%
5,336,189	Banpu PCL (NVDR) #	2,728,407
United States: 16.8%
20,047	Arch Coal, Inc.	1,829,690
33,399	CONSOL Energy, Inc. *	1,142,914
28,590	Contura Energy, Inc. *	1,655,933
77,780	Peabody Energy Corp.	2,203,507
71,413	Warrior Met Coal, Inc.	2,170,955
		9,002,999
Total Common Stocks (Cost: $62,462,262)		53,590,841
MONEY MARKET FUND: 0.2% (Cost: $113,826)
113,826	Dreyfus Government Cash Management Fund - Institutional Shares	113,826
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $62,576,088)		53,704,667

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.2%
Repurchase Agreements: 3.2%
$1,000,000	Repurchase agreement dated 3/29/19 with Daiwa Capital Markets America, Inc., 2.65%, due 4/1/19, proceeds $1,000,221; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 4/11/19 to 3/20/49, valued at $1,020,000 including accrued interest)	1,000,000
705,616	Repurchase agreement dated 3/29/19 with HSBC Securities USA, Inc., 2.58%, due 4/1/19, proceeds $705,768; (collateralized by various U.S. government and agency obligations, 0.00% to 4.38%, due 8/15/20 to 5/15/48, valued at $719,728 including accrued interest)	705,616
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $1,705,616)		1,705,616
Total Investments: 103.4% (Cost: $64,281,704)		55,410,283
Liabilities in excess of other assets: (3.4)%		(1,815,622)
NET ASSETS: 100.0%		$53,594,661

Definitions:

NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,543,529.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $37,778,401 which represents 70.5% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $831,527, or 1.6% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	71.5%	$38,429,119
Industrials	9.3	4,971,788
Materials	19.0	10,189,934
Money Market Fund	0.2	113,826
	100.0%	$53,704,667

VANECK VECTORS EGYPT INDEX ETF

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.2%
Banks: 7.6%
1,129,986	Commercial International Bank Reg S (GDR) #	$4,393,789
Capital Goods: 4.8%
3,102,701	El Sewedy Electric Co.	2,784,016
Consumer Durables & Apparel: 2.0%
1,714,180	Oriental Weavers	1,158,283
Diversified Financials: 20.6%
6,853,657	Citadel Capital Corp. *	1,589,827
819,737	Egyptian Financial Group-Hermes Holding Co. Reg S (GDR) * † #	1,602,639
1,781,915	Egyptian Financial Group-Hermes Holding SAE * #	1,710,346
3,320,596	Egyptian Kuwaiti Holding Co. (USD) #	5,226,625
4,525,504	Pioneers Holding * #	1,830,569
		11,960,006
Energy: 1.6%
488,574	TransGlobe Energy Corp. (USD)	923,405
Food, Beverage & Tobacco: 11.9%
4,140,801	Eastern Co. SAE	4,348,677
3,302,353	Juhayna Food Industries #	2,569,433
		6,918,110
Health Care Equipment & Services: 3.9%
2,854,652	Ibnsina Pharma SAE * #	2,096,624
37,853	Integrated Diagnostics Holdings Plc Reg S 144A (USD)	174,124
		2,270,748
Materials: 15.3%
1,734,112	Abou Kir Fertilizers & Chemical Industries	2,631,688
3,404,232	Alexandria Mineral Oils Co.	1,170,757
2,116,584	Centamin Plc #	2,455,260
1,288,780	Ezz Steel *	1,345,299
1,291,578	Sidi Kerir Petrochemcials Co.	1,264,748
		8,867,752
Real Estate: 20.4%
5,173,465	Emaar Misr for Development SAE *	1,050,814
1,094,836	Heliopolis Housing	1,522,536
6,009,793	Medinet Nasr Housing * #	2,448,621
12,442,696	Palm Hills Developments SAE *	1,967,281
1,810,103	Six of October Development & Investment Co. *	1,708,787
4,868,854	Talaat Moustafa Group	3,149,443
		11,847,482
Telecommunication Services: 12.1%
14,005,725	Global Telecom Holding SAE * #	3,684,836
22,123,168	Orascom Telecom Media and Technology Holding SAE *	845,097
2,999,751	Telecom Egypt	2,516,814
		7,046,747
Total Common Stocks (Cost: $52,715,389)		58,170,338

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.2% (Cost: $102,717)
Repurchase Agreement: 0.2%
$102,717	Repurchase agreement dated 3/29/19 with Mizuho Securities USA, Inc., 2.57%, due 4/1/19, proceeds $102,739; (collateralized by various U.S. government and agency obligations, 0.88% to 2.88%, due 12/31/20 to 5/15/43, valued at $104,771 including accrued interest)	102,717
Total Investments: 100.4% (Cost: $52,818,106)		58,273,055
Liabilities in excess of other assets: (0.4)%		(224,646)
NET ASSETS: 100.0%		$58,048,409

Definitions:

GDR	Global Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $97,753.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $28,018,742 which represents 48.3% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $174,124, or 0.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	12.1%	$7,046,747
Consumer Discretionary	2.0	1,158,283
Consumer Staples	11.9	6,918,110
Energy	1.6	923,405
Financials	28.1	16,353,795
Health Care	3.9	2,270,748
Industrials	4.8	2,784,016
Materials	15.2	8,867,752
Real Estate	20.4	11,847,482
	100.0%	$58,170,338

VANECK VECTORS GLOBAL ALTERNATIVE ENERGY ETF

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
Austria: 3.3%
61,759	Verbund - Oesterreichische Elektrizis AG #	$2,969,000
Brazil: 1.5%
112,283	Cosan Ltd. (USD)	1,301,360
Canada: 3.1%
41,356	Canadian Solar, Inc. (USD) * †	770,462
111,689	Northland Power, Inc.	1,973,023
		2,743,485
China / Hong Kong: 6.0%
2,890,000	China Longyuan Power Group Corp. Ltd. #	2,013,584
11,253,600	GCL-Poly Energy Holdings Ltd. * #	789,152
4,446,000	Huaneng Renewables Corp. Ltd. #	1,237,009
33,722	JinkoSolar Holding Co. Ltd. (ADR) * †	606,996
513,980	Xinjiang Goldwind Science & Technology Co. Ltd. † #	741,257
		5,387,998
Denmark: 9.4%
98,951	Vestas Wind Systems A/S #	8,348,673
Japan: 3.0%
102,704	Kurita Water Industries Ltd. #	2,633,181
Spain: 3.7%
209,095	Gamesa Corp. Tecnologica SA * #	3,336,188
Sweden: 4.8%
336,057	Nibe Industrier AB #	4,317,910
United States: 65.0%
100,564	AMETEK, Inc.	8,343,795
27,082	Badger Meter, Inc.	1,506,843
114,597	Covanta Holding Corp.	1,983,674
78,271	Cree, Inc. *	4,478,667
99,306	Eaton Corp. Plc	8,000,091
39,207	EnerSys, Inc.	2,554,728
24,103	ESCO Technologies, Inc.	1,615,624
70,255	First Solar, Inc. *	3,712,274
35,728	Franklin Electric Co., Inc.	1,825,344
31,260	Itron, Inc. *	1,458,279
93,990	Microchip Technology, Inc.	7,797,410
47,165	Ormat Technologies, Inc.	2,601,150
26,886	Power Integrations, Inc.	1,880,407
34,698	Renewable Energy Group, Inc. *	761,968
70,989	Sunrun, Inc. *	998,105
28,698	Tesla Motors, Inc. * †	8,031,422
15,063	Vicor Corp. *	467,254
		58,017,035
Total Common Stocks (Cost: $70,659,445)		89,054,830
RIGHTS: 0.0% (Cost: $0)
China / Hong Kong: 0.0%
97,656	Xinjiang Goldwind Science & Technology Co. Ltd. Rights (HKD 0.39, expiring 05/23/19) *	38,441
MONEY MARKET FUND: 0.1% (Cost: $86,192)
86,192	Dreyfus Government Cash Management Fund - Institutional Shares	86,192
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $70,745,637)		89,179,463

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.7%
Repurchase Agreements: 4.7%
$1,000,000	Repurchase agreement dated 3/29/19 with Citigroup Global Markets, Inc., 2.65%, due 4/1/19, proceeds $1,000,221; (collateralized by various U.S. government and agency obligations, 0.00% to 10.50%, due 4/2/19 to 10/20/68, valued at $1,020,000 including accrued interest)	1,000,000
1,000,000	Repurchase agreement dated 3/29/19 with Daiwa Capital Markets America, Inc., 2.65%, due 4/1/19, proceeds $1,000,221; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 4/11/19 to 3/20/49, valued at $1,020,000 including accrued interest)	1,000,000
1,000,000	Repurchase agreement dated 3/29/19 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.60%, due 4/1/19, proceeds $1,000,217; (collateralized by various U.S. government and agency obligations, 3.50% to 4.50%, due 3/20/47 to 12/20/48, valued at $1,020,000 including accrued interest)	1,000,000
192,728	Repurchase agreement dated 3/29/19 with Mizuho Securities USA, Inc., 2.57%, due 4/1/19, proceeds $192,769; (collateralized by various U.S. government and agency obligations, 0.88% to 2.88%, due 12/31/20 to 5/15/43, valued at $196,583 including accrued interest)	192,728
1,000,000	Repurchase agreement dated 3/29/19 with Morgan Stanley & Co. LLC, 2.65%, due 4/1/19, proceeds $1,000,221; (collateralized by various U.S. government and agency obligations, 3.00% to 4.00%, due 2/1/46 to 7/1/47, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $4,192,728)		4,192,728
Total Investments: 104.6% (Cost: $74,938,365)		93,372,191
Liabilities in excess of other assets: (4.6)%		(4,138,939)
NET ASSETS: 100.0%		$89,233,252

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $4,090,244.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $26,385,954 which represents 29.6% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	9.0%	$8,031,422
Energy	2.3	2,063,328
Industrials	50.7	45,204,265
Information Technology	25.8	23,000,490
Utilities	12.1	10,793,766
Money Market Fund	0.1	86,192
	100.0%	$89,179,463

VANECK VECTORS GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Australia: 16.4%
113,104,386	Evolution Mining Ltd. ‡ #	$294,068,415
34,517,125	Newcrest Mining Ltd. #	625,370,229
42,617,721	Northern Star Resources Ltd. ‡ #	270,869,380
41,235,953	OceanaGold Corp. (CAD) ‡	129,638,836
33,844,942	Regis Resources Ltd. ‡ #	127,407,716
50,524,682	Resolute Mining Ltd. ‡ #	43,437,839
54,668,556	Saracen Mineral Holdings Ltd. ‡ * #	112,642,257
34,942,352	St. Barbara Ltd. ‡ #	83,648,360
		1,687,083,032
Canada: 55.7%
11,713,983	Agnico-Eagle Mines Ltd. (USD) †	509,558,261
26,075,557	Alamos Gold, Inc. (USD) ‡ †	132,463,830
66,288,484	B2Gold Corp. (USD) ‡ * †	186,270,640
78,683,054	Barrick Gold Corp. (USD)	1,078,744,670
19,460,888	Centerra Gold, Inc. ‡ *	102,115,218
11,658,997	Detour Gold Corp. ‡ *	109,438,095
10,583,714	Eldorado Gold Corp. (USD) ‡ *	49,002,596
13,073,852	First Majestic Silver Corp. (USD) ‡ * †	86,025,946
10,654,154	Fortuna Silver Mines, Inc. ‡ *	35,488,593
8,373,124	Franco-Nevada Corp. (USD)	628,402,956
47,664,312	Goldcorp, Inc. (USD) ‡	545,279,729
31,188,737	IAMGOLD Corp. (USD) ‡ *	108,224,917
82,955,375	Kinross Gold Corp. (USD) ‡ *	285,366,490
13,182,430	Kirkland Lake Gold Ltd. ‡	401,013,477
22,993,182	McEwen Mining, Inc. (USD) ‡ †	34,489,773
38,352,886	New Gold, Inc. (USD) ‡ * †	33,021,835
10,312,927	Osisko Gold Royalties Ltd. (USD) ‡ †	115,917,299
13,770,151	Pan American Silver Corp. (USD) ‡	182,454,501
12,275,502	Pretium Resources, Inc. (USD) ‡ * †	105,078,297
11,922,553	Sandstorm Gold Ltd. (USD) ‡ * †	65,335,590
21,701,349	Semafo, Inc. ‡ *	60,265,732
8,014,235	SSR Mining, Inc. (USD) ‡ *	101,460,215
5,292,263	Torex Gold Resources, Inc. ‡ *	66,631,134
23,120,483	Wheaton Precious Metals Corp. (USD) ‡ †	550,729,905
63,240,698	Yamana Gold, Inc. (USD) ‡ †	165,058,222
		5,737,837,921
China / Hong Kong: 2.2%
69,943,000	Zhaojin Mining Industry Co. Ltd. ‡ #	70,016,142
382,296,000	Zijin Mining Group Ltd. ‡ #	158,281,925
		228,298,067
Monaco: 1.1%
7,181,326	Endeavour Mining Corp. (CAD) ‡ *	107,831,430
Peru: 3.1%
18,320,531	Cia de Minas Buenaventura SA (ADR) ‡	316,578,776
Russia: 0.5%
22,856,953	Highland Gold Mining Ltd. (GBP) ‡ #	54,505,954
South Africa: 6.2%
27,533,034	AngloGold Ashanti Ltd. (ADR) ‡	360,682,745
55,225,819	Gold Fields Ltd. (ADR) ‡	205,992,305
35,964,713	Harmony Gold Mining Co. Ltd. (USD) ‡ * †	68,332,955
		635,008,005
United Kingdom: 0.9%
76,958,693	Centamin Plc ‡ #	89,272,906
United States: 13.9%
19,583,568	Alacer Gold Corp. (CAD) ‡ * †	53,211,836
13,549,761	Coeur Mining, Inc. ‡ *	55,283,025
32,189,638	Hecla Mining Co. ‡ †	74,036,167
23,932,445	Newmont Mining Corp.	856,063,558
4,366,567	Royal Gold, Inc. ‡	397,051,937
		1,435,646,523
Total Common Stocks (Cost: $10,579,537,092)		10,292,062,614
MONEY MARKET FUND: 0.0% (Cost: $2,768,392)
2,768,392	Dreyfus Government Cash Management Fund - Institutional Shares	2,768,392
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $10,582,305,484)		10,294,831,006

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.5%
Repurchase Agreements: 1.5%
$37,274,235	Repurchase agreement dated 3/29/19 with Citigroup Global Markets, Inc. , 2.65%, due 4/1/19, proceeds $37,282,466; (collateralized by various U.S. government and agency obligations, 0.00% to 10.50%, due 4/2/19 to 10/20/68, valued at $38,019,720 including accrued interest)	37,274,235
37,274,235	Repurchase agreement dated 3/29/19 with Credit Agricole CIB, 2.65%, due 4/1/19, proceeds $37,282,466; (collateralized by various U.S. government and agency obligations, 0.25% to 5.00%, due 6/30/21 to 6/15/39, valued at $38,019,720 including accrued interest)	37,274,235
37,274,235	Repurchase agreement dated 3/29/19 with Daiwa Capital Markets America, Inc., 2.65%, due 4/1/19, proceeds $37,282,466; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 4/11/19 to 3/20/49, valued at $38,019,720 including accrued interest)	37,274,235
37,274,235	Repurchase agreement dated 3/29/19 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.60%, due 4/1/19, proceeds $37,282,311; (collateralized by various U.S. government and agency obligations, 3.50% to 4.50%, due 3/20/47 to 12/20/48, valued at $38,019,720 including accrued interest)	37,274,235
7,835,023	Repurchase agreement dated 3/29/19 with Mizuho Securities USA, Inc. , 2.57%, due 4/1/19, proceeds $7,836,701; (collateralized by various U.S. government and agency obligations, 0.88% to 2.88%, due 12/31/20 to 5/15/43, valued at $7,991,729 including accrued interest)	7,835,023
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $156,931,963)		156,931,963
Total Investments: 101.5% (Cost: $10,739,237,447)		10,451,762,969
Liabilities in excess of other assets: (1.5)%		(157,420,456)
NET ASSETS: 100.0%		$10,294,342,513

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

Footnotes:

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $147,044,842.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,929,521,123 which represents 18.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Gold	90.4%	$9,308,044,477
Silver	9.6	984,018,137
Money Market Fund	0.0	2,768,392
	100.0%	$10,294,831,006

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2019 is set forth below:

Affiliates	Value 12/31/18		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Change in Net Unrealized Gain (Loss)	Value 03/31/19
Agnico-Eagle Mines Ltd.	$520,137,718		$10,307,913	$(58,258,099)	$7,641,322	$1,503,824	$29,729,407	$—	(b)
Alacer Gold Corp.	—	(a)	55,969,182	(845,480)	(4,479)	—	(1,907,387)	53,211,836
Alamos Gold, Inc.	99,464,864		5,443,566	(11,616,392)	2,592,684	258,732	36,579,108	132,463,830
AngloGold Ashanti Ltd.	366,913,231		15,581,180	(37,342,920)	14,308,908	1,884,751	1,222,346	360,682,745
B2Gold Corp.	204,816,687		8,890,256	(20,017,939)	3,285,091	—	(10,703,455)	186,270,640
Barrick Gold Corp.	808,713,532		535,010,614	(236,774,214)	(39,618,202)	—	11,412,940	—	(b)
Centamin Plc	113,792,339		4,206,953	(11,798,427)	1,592,751	—	(18,520,710)	89,272,906
Centerra Gold, Inc.	88,781,167		4,073,173	(9,807,668)	1,672,629	—	17,395,917	102,115,218
Cia de Minas Buenaventura SA	316,030,237		12,007,870	(30,091,312)	6,019,591	—	12,612,390	316,578,776
Coeur Mining, Inc.	64,403,009		2,658,209	(6,655,731)	589,208	—	(5,711,670)	55,283,025
Detour Gold Corp.	104,674,993		4,550,820	(11,372,906)	2,022,581	—	9,562,607	109,438,095
Eldorado Gold Corp.	32,416,577		1,808,818	(3,849,628)	632,157	—	17,994,672	49,002,596
Endeavour Mining Corp.	124,894,732		4,388,989	(11,789,465)	1,374,742	—	(11,037,568)	107,831,430
Evolution Mining Ltd.	312,760,951		11,662,825	(31,315,121)	11,203,345	2,827,229	(10,243,585)	294,068,415
First Majestic Silver Corp.	80,812,220		4,490,253	(7,975,493)	908,127	—	7,790,839	86,025,946
Fortuna Silver Mines, Inc.	41,480,198		1,604,290	(3,971,244)	209,319	—	(3,833,970)	35,488,593
Franco-Nevada Corp.	668,954,538		13,470,676	(99,190,139)	9,453,285	2,135,894	35,714,596	—	(b)
Gold Fields Ltd.	204,968,051		10,376,525	(21,463,085)	4,968,242	753,914	7,142,572	205,992,305
Goldcorp, Inc.	482,050,171		35,602,275	(51,165,216)	6,352,087	918,382	72,440,412	545,279,729
Harmony Gold Mining Co. Ltd.	67,526,656		3,823,404	(6,933,850)	1,130,563	—	2,786,182	68,332,955
Hecla Mining Co.	80,325,184		3,669,005	(8,340,632)	509,277	79,511	(2,126,667)	74,036,167
Highland Gold Mining Ltd.	—	(a)	54,592,873	(888,895)	9,630	—	792,346	54,505,954
IAMGOLD Corp.	121,697,254		4,709,927	(10,884,617)	87,598	—	(7,385,245)	108,224,917
Kinross Gold Corp.	285,843,557		11,170,483	(28,093,648)	4,010,544	—	12,435,554	285,366,490
Kirkland Lake Gold Ltd.	387,709,075		9,477,743	(61,184,683)	34,788,248	395,679	30,223,094	401,013,477
McEwen Mining, Inc.	43,509,870		2,441,403	(4,081,621)	32,670	—	(7,412,549)	34,489,773
New Gold, Inc.	30,868,670		1,421,614	(3,903,016)	993,967	—	3,640,600	33,021,835
Newcrest Mining Ltd.	603,699,623		12,913,864	(95,774,651)	11,533,977	2,793,592	92,997,416	—	(b)
Newmont Mining Corp.	944,143,269		17,378,190	(127,373,689)	(191,866)	3,564,606	22,107,654	—	(b)
Northern Star Resources Ltd.	295,708,750		10,596,483	(28,660,197)	14,573,404	1,799,162	(21,349,060)	270,869,380
OceanaGold Corp.	159,840,290		5,344,603	(14,322,077)	3,048,248	406,838	(24,272,228)	129,638,836
Osisko Gold Royalties Ltd.	97,337,468		3,220,465	(10,567,699)	2,103,180	386,937	23,823,885	115,917,299
Pan American Silver Corp.	158,659,602		53,228,401	(15,598,418)	609,356	352,464	(14,444,440)	182,454,501
Pretium Resources, Inc.	109,881,257		4,406,188	(9,418,834)	366,852	—	(157,166)	105,078,297
Randgold Resources Ltd.	498,159,398		—	(511,609,270)	—	15,559,502	13,449,872	—
Regis Resources Ltd.	122,392,528		5,210,637	(12,668,311)	6,815,422	1,901,451	5,657,440	127,407,716
Resolute Mining Ltd.	43,706,450		1,644,710	(4,248,503)	319,397	—	2,015,785	43,437,839
Royal Gold, Inc.	397,694,277		15,394,967	(38,516,529)	5,758,921	1,230,461	16,720,301	397,051,937
Sandstorm Gold Ltd.	59,675,136		1,329,846	(6,419,619)	1,285,270	—	9,464,957	65,335,590
Saracen Mineral Holdings Ltd.	120,142,275		4,422,637	(11,808,920)	5,803,137	—	(5,916,872)	112,642,257
Semafo, Inc.	49,849,492		2,327,595	(5,221,995)	703,596	—	12,607,044	60,265,732
SSR Mining, Inc.	103,045,923		4,229,934	(10,591,993)	2,698,455	—	2,077,896	101,460,215
St. Barbara Ltd.	123,029,927		4,545,831	(11,828,565)	5,050,617	982,017	(37,149,450)	83,648,360
Tahoe Resources, Inc.	81,058,653		659,262	(82,846,461)	(97,134,218)	—	98,262,764	—
Torex Gold Resources, Inc.	53,530,337		2,615,695	(6,078,451)	1,889,805	—	14,673,748	66,631,134
Wheaton Precious Metals Corp.	515,099,961		10,489,333	(79,432,628)	2,108,536	—	102,464,703	550,729,905
Yamana Gold, Inc.	158,725,755		6,588,923	(16,469,769)	1,975,999	318,579	14,237,314	165,058,222
Zhaojin Mining Industry Co. Ltd.	75,479,429		3,012,410	(7,339,829)	1,715,323	—	(2,851,191)	70,016,142
Zijin Mining Group Ltd.	154,103,290		5,961,366	(14,829,121)	1,925,211	—	11,121,179	158,281,925
	$10,578,508,571		$1,008,932,179	$(1,911,236,970)	$49,724,507	$40,053,525	$566,134,327	$6,593,922,940

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.
(b)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

VANECK VECTORS INDIA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS (a)

March 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.5%
Automobiles & Components: 2.2%
112,453	Ceat Ltd. #	$1,816,999
633,000	Jamna Auto Industries Ltd. #	573,506
360,316	JK Tyre & Industries Ltd. #	477,772
1,208,508	KPIT Engineering Ltd. * # ∞	1,424,391
		4,292,668
Banks: 10.4%
2,498,276	Allahabad Bank * #	1,969,035
1,726,428	Andhra Bank * #	699,937
211,529	Can Fin Homes Ltd. #	1,064,118
2,073,488	Dena Bank * #	423,572
1,003,266	Development Credit Bank Ltd. #	2,962,478
1,246,349	Dewan Housing Finance Corp. Ltd. #	2,700,345
85,548	GIC Housing Finance Ltd. #	333,251
1,474,376	Jammu & Kashmir Bank Ltd. * #	1,140,556
916,608	Karnataka Bank Ltd. #	1,768,063
2,115,907	Karur Vysya Bank Ltd. #	2,180,302
338,997	Lakshmi Vilas Bank Ltd. * #	347,441
1,222,448	Oriental Bank of Commerce * #	2,051,696
5,869,512	South Indian Bank Ltd. #	1,398,520
1,589,565	Syndicate Bank * #	991,578
		20,030,892
Capital Goods: 12.8%
66,156	BEML Ltd. #	965,934
1,825,357	Crompton Greaves Ltd. * #	1,123,547
217,273	Dilip Buildcon Ltd. Reg S 144A #	2,013,128
1,003,855	Engineers India Ltd. #	1,699,948
387,947	Greaves Cotton Ltd. #	779,294
4,907,346	Hindustan Construction Co. Ltd. * #	1,063,078
977,049	IRB Infrastructure Developers Ltd. #	2,042,818
1,971,319	Jain Irrigation Systems Ltd. #	1,677,054
7,242,783	Jaiprakash Associates Ltd. * #	570,389
250,762	KEI Industries Ltd. #	1,539,322
992,876	MMTC Ltd. #	401,382
2,703,532	Nagarjuna Construction Co. Ltd. #	4,404,588
591,011	Nava Bharat Ventures Ltd. #	880,474
57,900	Nissei ASB Machine Co. Ltd. #	1,987,736
290,060	Praj Industries Ltd. #	649,551
39,274	SML Isuzu Ltd. #	472,569
17,254,122	Suzlon Energy Ltd. * #	1,533,216
349,571	Texmaco Rail & Engineering Ltd. #	348,376
235,245	Welspun Enterprises Ltd. #	361,368
		24,513,772
Commercial & Professional Services: 0.3%
172,098	RITES Ltd. #	644,986
Consumer Durables & Apparel: 6.9%
49,956	Amber Enterprises India Ltd. * #	588,658
804,560	Arvind Ltd. #	1,055,816
162,672	Bajaj Electricals Ltd. #	1,310,701
328,102	Bombay Dyeing & Manufacturing Co. Ltd. #	637,712
17,991	Dixon Technologies India Ltd. Reg S #	610,421
156,409	Himatsingka Seide Ltd. #	491,235
318,547	Jindal Worldwide Ltd. #	326,164
40,117	LUX Industries Ltd. #	795,383
97,510	Raymond Ltd. #	1,141,217
388,027	Swan Energy Ltd. #	601,376
97,418	TCNS Clothing Co. Ltd. Reg S 144A * #	1,154,492
809,544	Trident Ltd. #	838,465
16,821	TTK Prestige Ltd.	2,120,296
224,497	VIP Industries Ltd. #	1,567,263
		13,239,199
Consumer Services: 2.3%
1,298,085	Chennai Super Kings Cricket Ltd. * # ø ∞	10,540
220,838	Cox & Kings Financial Service Ltd. * # ∞	226,656
596,044	Cox & Kings Ltd. #	1,201,097
430,413	Delta Corp. Ltd. #	1,582,506
1,258,563	Lemon Tree Hotels Ltd. Reg S 144A * #	1,464,351
		4,485,150
Consumer, Cyclical: 0.1%
226,519	Kesoram Industries Ltd. * #	237,839
Diversified Financials: 7.5%
82,272	BSE Ltd. #	725,653
166,009	Central Depository Services India Ltd. Reg S #	581,339
144,307	Credit Analysis & Research Ltd. #	2,060,983
5,071,953	IDFC Ltd. #	3,407,402
4,939,470	IFCI Ltd. * #	983,835
79,387	IndoStar Capital Finance Ltd. Reg S 144A #	476,542
114,773	Multi Commodity Exchange of India Ltd. #	1,334,774
1,020,332	PTC India Financial Services Ltd. #	234,121
802,907	Reliance Capital Ltd. #	2,372,275
186,347	Repco Home Finance Ltd. #	1,248,631
1,065,605	SREI Infrastructure Finance Ltd. #	457,756
261,796	Tourism Finance Corp of India Ltd. #	448,389
		14,331,700
Energy: 1.0%
236,561	Chennai Petroleum Corp. Ltd. #	933,501
505,175	Gujarat Mineral Development Corp. Ltd. #	593,051
207,302	Hindustan Oil Exploration Co. Ltd. * #	388,273
		1,914,825
Food, Beverage & Tobacco: 5.5%
216,440	Avanti Feeds Ltd. #	1,276,862
892,123	Balrampur Chini Mills Ltd. #	1,767,401
72,273	Godfrey Phillips India Ltd. #	1,208,024
188,038	Kaveri Seed Co. Ltd. #	1,248,308
204,564	Manpasand Beverages Ltd. #	345,176
276,564	McLeod Russel India Ltd. #	342,126
222,708	Parag Milk Foods Ltd. Reg S 144A #	838,080
353,223	Radico Khaitan Ltd. #	2,013,191
2,791,306	Shree Renuka Sugars Ltd. * #	408,615
409,772	Triveni Engineering & Industries Ltd. #	361,751
22,379	Venky’s India Ltd. #	731,765
		10,541,299
Health Care Equipment & Services: 0.8%
426,414	Max India Ltd. * #	420,608
235,008	Take Solutions Ltd. #	506,972
83,876	Thyrocare Technologies Ltd. Reg S 144A #	646,398
		1,573,978
Household & Personal Products: 0.3%
202,074	Eveready Industries India Ltd. #	559,937
Materials: 16.8%
177,365	Advanced Enzyme Technologies Ltd. Reg S #	467,238
63,179	Andhra Pradesh Paper Mills * #	407,094
31,061	Astec Lifesciences Ltd. #	241,320
47,121	Atul Ltd. #	2,439,182
263,558	Bhansali Engineering Polymers Ltd. #	277,780
194,109	Bodal Chemicals Ltd. #	354,771
352,944	Century Plyboards India Ltd. #	1,061,031
661,185	Chambal Fertilizers & Chemicals Ltd. #	1,594,828
247,730	DCM Shriram Ltd. #	1,479,866
140,122	Deepak Fertilizers & Petrochemicals Corp. Ltd. #	266,416
281,174	EID Parry India Ltd. #	830,723
155,728	GHCL Ltd. #	553,737
246,898	Gujarat Narmada Valley Fertilizers Co. Ltd. #	1,090,001
664,955	Himadri Speciality Chemical Ltd. #	1,114,392
734,901	Hindustan Copper Ltd. #	519,205
820,505	India Cements Ltd. #	1,282,775
318,921	Jai Corp. Ltd. #	531,980
783,108	Jindal Saw Ltd. #	976,645
374,806	Jindal Stainless Hisar Ltd. * #	507,510
186,931	JK Lakshmi Cement Ltd.	936,746
283,158	JK Paper Ltd. #	579,079
69,347	Kalyani Steels Ltd. #	214,881
49,793	Kiri Dyes & Chemicals Ltd. * #	355,431
404,004	Meghmani Organics Ltd. #	356,206
223,206	Mishra Dhatu Nigam Ltd. Reg S 144A #	454,577
409,238	MOIL Ltd. #	937,224
20,568	Monsanto India Ltd. #	771,320
454,611	National Fertilizers Ltd. #	231,083
23,706	Nilkamal Ltd. #	489,283
262,694	NOCIL Ltd. #	555,439
273,776	Phillips Carbon Black Ltd. #	697,209
259,493	Prakash Industries Ltd. * #	335,902
799,633	Prism Cement Ltd. #	1,105,335
534,319	Rain Industries Ltd. #	787,685
308,933	Rallis India Ltd. #	731,023
876,412	Rashtriya Chemicals & Fertilizers Ltd. #	738,631
398,739	Sanghi Industries Ltd. * #	358,342
57,268	Sarda Energy & Minerals Ltd. #	258,517
229,745	SH Kelkar & Co. Ltd. Reg S 144A	508,573
22,895	Sharda Cropchem Ltd. #	122,048
2,756,714	Sintex Plastics Technology Ltd. * #	794,165
109,974	Sudarshan Chemical Industries #	546,108
86,434	Surya Roshni Ltd. #	314,824
109,948	Tamil Nadu Newsprint & Papers Ltd. #	326,985
40,173	Tata Metaliks Ltd. #	376,414
24,464	Tata Sponge Iron Ltd. #	268,730
166,275	Tinplate Co. of India Ltd. #	370,874
114,715	Uflex Ltd. #	377,284
649,563	Welspun Corp. Ltd. #	1,276,261
		32,172,673
Media & Entertainment: 4.9%
186,102	Eros International Plc (USD) *	1,700,972
119,982	Just Dial Ltd. * #	1,044,848
1,732,483	Network 18 Media & Investments Ltd. * #	888,053
154,685	PVR Ltd. #	3,676,398
27,658	Saregama India Ltd. #	235,475
102,676	TV Today Network Ltd. #	471,177
2,723,434	TV18 Broadcast Ltd. * #	1,395,368
		9,412,291
Pharmaceuticals, Biotechnology: 7.5%
163,859	Bliss Gvs Pharma Ltd. #	424,071
824,625	Granules India Ltd. #	1,361,482
292,721	Ipca Laboratories Ltd. #	4,149,960
127,464	JB Chemicals & Pharmaceuticals Ltd. #	666,484
1,327,565	Marksans Pharma Ltd. #	478,585
26,370	Merck Ltd. #	1,405,616
290,444	Strides Shasun Ltd. #	1,978,967
542,168	Sun Pharma Advanced Research Co. Ltd. * #	1,496,458
337,002	Suven Life Sciences Ltd. #	1,268,922
190,475	Wockhardt Ltd. * #	1,217,750
		14,448,295
Real Estate: 3.9%
722,718	Anant Raj Industries Ltd. #	350,470
1,712,924	Housing Development & Infrastructure Ltd. * #	638,942
1,819,709	Indiabulls Real Estate Ltd. * #	2,418,490
290,556	OMAXE Ltd. #	864,883
207,174	Sobha Developers Ltd. #	1,543,991
232,471	Sunteck Realty Ltd. #	1,547,468
1,300,049	Unitech Ltd. * #	25,286
		7,389,530
Retailing: 1.9%
721,570	Future Retail Ltd. * #	400,523
1,053,866	Infibeam Incorporation Ltd. #	654,376
1,097,142	PC Jeweller Ltd. #	1,300,321
57,473	Shankara Building Products Ltd. #	339,516
54,130	V2 Retail Ltd. * #	224,706
131,046	Yatra Online, Inc. (USD) *	643,436
		3,562,878
Software & Services: 8.5%
1,097,666	Firstsource Solutions Ltd. #	743,685
209,029	Intellect Design Arena Ltd. * #	614,354
1,052,471	KPIT Cummins Infosystems Ltd. #	1,499,221
44,941	Majesco Ltd. * #	315,043
77,655	Mastek Ltd. #	497,122
109,988	Newgen Software Technologies Ltd. #	521,558
542,645	NIIT Ltd. * #	708,145
200,308	NIIT Technologies Ltd. #	3,833,794
259,471	Persistent Systems Ltd. #	2,357,558
102,741	Quick Heal Technologies Ltd. Reg S 144A #	334,463
208,820	Sonata Software Ltd. #	1,017,592
98,856	Tata Elxsi Ltd. #	1,374,603
3,434,115	Vakrangee Software Ltd. #	2,497,053
		16,314,191
Technology Hardware & Equipment: 1.4%
806,266	HCL Infosystems Ltd. * #	221,073
1,133,174	Redington India Ltd. #	1,677,624
297,372	Tejas Networks Ltd. Reg S 144A * #	729,337
		2,628,034
Telecommunication Services: 0.9%
4,044,113	Himachal Futuristic Communications Ltd. #	1,316,866
7,555,897	Reliance Communications Ltd. * #	453,681
		1,770,547
Transportation: 2.2%
44,481	Dredging Corp. of India Ltd. #	273,640
338,254	Gateway Distriparks Ltd. #	654,938
172,430	Gati Ltd. #	216,766
4,806,613	GVK Power & Infrastructure Ltd. * #	531,357
180,461	Jet Airways India Ltd. * #	700,492
113,502	Mahindra Logistics Ltd. Reg S 144A #	862,933
709,137	Shipping Corp of India Ltd. * #	386,859
143,520	VRL Logistics Ltd. #	587,130
		4,214,115
Utilities: 2.4%
10,078,025	Jaiprakash Power Ventures Ltd. * #	269,502
1,175,598	PTC India Ltd. #	1,244,874
765,941	Reliance Infrastructure Ltd. #	1,513,467
4,456,226	Reliance Power Ltd. * #	729,259
177,383	VA Tech Wabag Ltd. #	842,257
		4,599,359
Total Common Stocks (Cost: $183,355,796)		192,878,158
MONEY MARKET FUND: 1.8% (Cost: $3,389,517)
3,389,517	Dreyfus Government Cash Management Fund - Institutional Shares	3,389,517
Total Investments: 102.3% (Cost: $186,745,313)		196,267,675
Liabilities in excess of other assets: (2.3)%		(4,423,465)
NET ASSETS: 100.0%		$191,844,210

Definitions:

USD	United States Dollar

Footnotes:

(a)	Represents Consolidated Schedule of Investments.
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $186,968,135 which represents 97.5% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $10,540, or 0.0% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $9,482,874, or 4.9% of net assets.

Restricted securities held by the Fund as of March 31, 2019 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Chennai Super Kings Cricket Ltd.	10/08/15	1,298,085	$35,108	$10,540	0.0%

Summary of Investments by Sector	% of Investments	Value
Communication Services	5.7%	$11,182,838
Consumer Discretionary	13.1	25,817,734
Consumer Staples	5.7	11,101,236
Energy	1.0	1,914,825
Financials	17.5	34,362,592
Health Care	8.2	16,022,273
Industrials	15.0	29,372,873
Information Technology	9.6	18,942,225
Materials	16.4	32,172,673
Real Estate	3.8	7,389,530
Utilities	2.3	4,599,359
Money Market Fund	1.7	3,389,517
	100.0%	$196,267,675

VANECK VECTORS INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Automobiles & Components: 6.4%
5,528,600	Astra International Tbk PT #	$2,838,810
Banks: 30.6%
1,815,700	Bank Central Asia Tbk PT #	3,543,127
935,200	Bank Danamon Indonesia Tbk PT #	611,429
5,283,602	Bank Mandiri Persero Tbk PT #	2,772,538
3,830,632	Bank Negara Indonesia Persero Tbk PT #	2,535,293
12,780,000	Bank Rakyat Indonesia Tbk PT #	3,710,806
2,175,300	Bank Tabungan Negara Tbk PT #	374,006
		13,547,199
Capital Goods: 1.3%
1,560,068	PP Persero Tbk PT #	228,688
2,369,988	Waskita Karya Persero Tbk PT #	331,315
		560,003
Diversified Financials: 1.3%
959,250	First Pacific Company Ltd. #	350,474
5,703,800	Kresna Graha Investama Tbk PT * #	242,292
		592,766
Energy: 9.6%
8,212,800	Adaro Energy Tbk PT #	777,753
2,306,197	Banpu PCL (NVDR) #	1,179,164
203,100	Indo Tambangraya Megah Tbk PT #	341,934
1,597,400	Tambang Batubara Bukit Asam Tbk PT #	471,916
785,369	United Tractors Tbk PT #	1,494,698
		4,265,465
Food, Beverage & Tobacco: 11.8%
3,705,200	Charoen Pokphand Indonesia Tbk PT #	1,666,887
2,092,700	Golden Agri-Resources Ltd. #	432,901
237,100	Gudang Garam Tbk PT #	1,387,183
1,137,900	Indofood Cbp Sukses Makmur Tbk PT #	746,338
2,254,500	Indofood Sukses Makmur Tbk PT #	1,009,979
		5,243,288
Health Care Equipment & Services: 0.9%
2,914,197	Mitra Keluarga Karyasehat Tbk PT Reg S * #	399,336
Household & Personal Products: 4.6%
587,700	Unilever Indonesia Tbk PT #	2,033,764
Materials: 11.5%
2,466,800	Barito Pacific Tbk PT #	622,377
732,600	Chandra Asri Petrochemical Tbk PT #	290,902
1,320,500	Indah Kiat Pulp and Paper Corp. Tbk PT #	798,768
926,300	Indocement Tunggal Prakarsa Tbk PT #	1,427,936
639,500	Pabrik Kertas Tjiwi Kimia Tbk PT #	495,523
1,492,500	Semen Gresik Persero Tbk PT #	1,465,621
		5,101,127
Media & Entertainment: 0.8%
2,928,300	Surya Citra Media Tbk PT #	340,766
Pharmaceuticals, Biotechnology: 2.5%
10,350,800	Kalbe Farma Tbk PT #	1,104,646
Real Estate: 3.9%
4,744,200	Bumi Serpong Damai Tbk PT * #	469,179
5,051,495	Ciputra Development Tbk PT #	355,377
37,845,800	Hanson International Tbk PT *	271,087
7,419,400	Pakuwon Jati Tbk PT #	359,820
4,000,600	Summarecon Agung Tbk PT #	264,497
		1,719,960
Retailing: 3.4%
50,788	Jardine Cycle & Carriage Ltd. #	1,220,610
1,003,900	Matahari Department Store Tbk PT #	289,070
		1,509,680
Telecommunication Services: 8.4%
113,640	Telekomunikasi Indonesia Tbk PT (ADR)	3,120,554
930,800	Tower Bersama Infrastructure Tbk PT #	257,715
1,866,075	XL Axiata Tbk PT * #	354,253
		3,732,522
Transportation: 1.0%
1,118,150	Jasa Marga Persero Tbk PT #	469,904
Utilities: 2.0%
5,352,900	Perusahaan Gas Negara Tbk PT #	885,522
Total Common Stocks (Cost: $52,719,651)		44,344,758
MONEY MARKET FUND: 0.3% (Cost: $119,504)
119,504	Dreyfus Government Cash Management Fund - Institutional Shares	119,504
Total Investments: 100.3% (Cost: $52,839,155)		44,464,262
Liabilities in excess of other assets: (0.3)%		(138,836)
NET ASSETS: 100.0%		$44,325,426

Definitions:

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $40,953,117 which represents 92.4% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector	% of Investments	Value
Communication Services	9.1%	$4,073,288
Consumer Discretionary	9.8	4,348,490
Consumer Staples	16.3	7,277,052
Energy	9.6	4,265,465
Financials	31.8	14,139,965
Health Care	3.4	1,503,982
Industrials	2.3	1,029,907
Materials	11.5	5,101,127
Real Estate	3.9	1,719,960
Utilities	2.0	885,522
Money Market Fund	0.3	119,504
	100.0%	$44,464,262

VANECK VECTORS ISRAEL ETF

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Banks: 16.0%
357,519	Bank Hapoalim BM #	$2,378,087
485,167	Bank Leumi Le-Israel BM #	3,181,436
17,697	First International Bank of Israel Ltd. #	418,202
379,247	Israel Discount Bank Ltd. #	1,315,437
43,813	Mizrahi Tefahot Bank Ltd. #	903,812
27,087	Union Bank of Israel * †	128,220
		8,325,194
Capital Goods: 4.9%
13,466	Arotech Corp. *	39,455
8,043	Caesarstone Sdot-Yam Ltd. (USD)	125,551
55,234	Discount Investment Corp. #	127,973
7,540	Elbit Systems Ltd. #	977,586
8,391	Elco Holdings Ltd. #	158,487
614	Electra Ltd. #	156,133
42,167	Inrom Construction Industries Ltd. #	145,750
11,418	Kornit Digital Ltd. (USD) *	271,748
3,196	Plasson Industries Ltd. #	140,689
13,974	RADA Electronic Industries Ltd. (USD) * †	41,084
4,136	Scope Metals Group Ltd. #	110,074
38,845	Shapir Engineering and Industry Ltd. #	132,509
47,611	Shikun & Binui Ltd. * #	114,260
		2,541,299
Commercial & Professional Services: 0.3%
1,903	Danel Adir Yeoshua Ltd. #	102,213
2,852	Pointer Telocation Ltd. (USD) *	44,634
		146,847
Consumer Durables & Apparel: 1.0%
3,470	Delta-Galil Industries Ltd. #	106,830
8,544	Electra Consumer Products Ltd. #	99,651
2,571	Fox Wizel Ltd. #	78,881
38,054	Maytronics Ltd. #	246,472
		531,834
Consumer Services: 0.8%
133,459	888 Holdings Plc	271,290
1,421	Fattal Holdings Ltd. * #	159,251
		430,541
Diversified Financials: 0.6%
32,633	Plus500 Ltd. (GBP)	319,769
Energy: 2.6%
1,397	Delek Group Ltd. #	242,423
18,024	Energean Oil & Gas Plc *	179,552
13,119	Naphtha Israel Petroleum Corp. Ltd. #	83,519
549,786	Oil Refineries Ltd. * #	269,621
3,227	Paz Oil Co. Ltd. #	483,109
24,926	Tamar Petroleum Ltd. Reg S 144A #	104,567
		1,362,791
Food & Staples Retailing: 0.7%
2,274	Rami Levi Chain Stores Hashikma Marketing Ltd. #	115,184
39,207	Shufersal Ltd. #	253,746
		368,930
Food, Beverage & Tobacco: 0.7%
15,372	Strauss Group Ltd. #	368,888
Health Care Equipment & Services: 2.2%
29,097	Mediterranean Towers Ltd.	52,352
22,891	Novocure Ltd. (USD) *	1,102,659
		1,155,011
Insurance: 1.9%
9,698	Clal Insurance Enterprises Holdings Ltd. * #	128,267
7,454	Direct Insurance Financial #	84,376
38,263	Harel Insurance Investments & Financial Services Ltd. #	252,896
2,599	IDI Insurance Co. Ltd. #	124,233
8,798	Menorah Mivtachim Holdings Ltd.	107,437
127,054	Migdal Insurance & Financial Holdings Ltd. #	119,802
34,131	Phoenix Holdings Ltd. #	177,460
		994,471
Materials: 2.8%
224,549	Israel Chemicals Ltd. #	1,174,309
1,163	Israel Corp. Ltd. #	266,592
		1,440,901
Media & Entertainment: 0.2%
21,613	Taptica international Ltd. (GBP)	58,438
88,426	XLMedia Plc	70,286
		128,724
Pharmaceuticals, Biotechnology: 10.3%
58,947	BioLine RX Ltd. (ADR) *	25,347
24,199	Compugen Ltd. (USD) * †	100,184
20,223	Foamix Pharmaceuticals Ltd. (USD) *	75,836
7,426	Galmed Pharmaceuticals Ltd. (USD) * †	60,670
6,827	Intec Pharma Ltd. (USD) * †	50,042
11,591	Kamada Ltd. * #	66,510
51,644	Pluristem Therapeutics, Inc. (USD) *	50,095
77,317	Protalix BioTherapeutics, Inc. (USD) *	34,019
11,044	Redhill Biopharma Ltd. (ADR) *	91,776
3,908	Taro Pharmaceutical Industries Ltd. (USD)	422,416
270,818	Teva Pharmaceutical Industries Ltd. * #	4,245,673
4,468	UroGen Pharma Ltd. * †	165,048
		5,387,616
Real Estate: 7.6%
4,235	A.D.O Group Ltd. * #	91,214
4,657	Africa Israel Properties Ltd. * #	129,335
24,308	Airport City Ltd. * #	353,375
37,677	Alony Hetz Properties & Investments Ltd. #	425,065
50,373	Amot Investments Ltd. #	280,661
32,768	Ashtrom Properties Ltd. #	158,379
12,068	Azrieli Group Ltd. #	715,473
368	Bayside Land Corp. #	175,807
1,812	Big Shopping Centers Ltd. #	123,117
4,371	Blue Square Real Estate Ltd. #	172,476
1,407	Brack Capital Properties NV (ILS) *	152,200
22,617	Gazit-Globe Ltd. #	182,141
57,369	Industrial Buildings Corp. * #	92,585
74,609	Jerusalem Economy Ltd. * #	232,991
7,692	Mega Or Holdings Ltd. #	95,542
5,493	Melisron Ltd. #	279,207
884	Property & Building Corp. #	75,572
22,576	Summit Real Estate Holdings Ltd. #	200,094
		3,935,234
Retailing: 0.1%
15,524	Delek Automotive Systems Ltd. #	60,058
Semiconductor: 7.0%
8,165	Camtek Ltd. (USD)	72,832
8,293	Ceva, Inc. *	223,579
8,548	DSP Group, Inc. *	120,270
16,396	Mellanox Technologies Ltd. *	1,940,631
8,485	Nova Measuring Instruments Ltd. * #	208,740
13,860	SolarEdge Technologies, Inc. (USD) * †	522,245
32,166	Tower Semiconductor Ltd. (USD) *	532,669
		3,620,966
Software & Services: 33.5%
10,926	Allot Communications Ltd. (USD) *	86,752
49,932	Amdocs Ltd.	2,701,821
6,578	Attunity Ltd. (USD) * †	154,254
41,726	Check Point Software Technologies Ltd. (USD) *	5,277,922
11,264	CyberArk Software Ltd. (USD) *	1,340,979
10,235	ForeScout Technologies, Inc. *	428,949
2,675	Formula Systems Ltd. #	125,517
7,930	Hilan Ltd. #	215,985
18,591	LivePerson, Inc. *	539,511
9,582	Magic Software Enterprises Ltd. (USD)	80,106
20,791	Matrix IT Ltd. #	262,296
20,208	NICE Systems Ltd. * #	2,470,317
19,387	SafeCharge International Group Ltd. #	75,844
9,370	Sapiens International Corp. NV (USD)	143,174
9,521	Varonis Systems, Inc. *	567,737
20,391	Verint Systems, Inc. *	1,220,605
14,528	Wix.com Ltd. (USD) *	1,755,418
		17,447,187
Technology Hardware & Equipment: 3.0%
7,976	AudioCodes Ltd. (USD)	110,388
126,254	BATM Advanced Communications (GBP) * #	79,095
22,646	Ceragon Networks Ltd. (USD) *	81,299
17,461	Gilat Satellite Networks Ltd. #	143,925
5,687	Ituran Location and Control Ltd. (USD)	194,211
4,947	RADCOM Ltd. (USD) * †	36,707
13,182	Radware Ltd. (USD) *	344,446
2,365	Silicom Ltd. (USD) *	90,461
17,738	Stratasys Ltd. *	422,519
65,304	Suny Cellular Communication Ltd. * #	38,545
		1,541,596
Telecommunication Services: 1.3%
684,194	Bezeq The Israeli Telecommunication Corp. Ltd. #	492,553
17,266	Cellcom Israel Ltd. * #	62,772
33,819	Partner Communications Co. Ltd. * #	129,716
		685,041
Transportation: 0.1%
121,329	El Al Israel Airlines * #	31,150
Utilities: 2.3%
47,244	Energix-Renewable Energies Ltd. * †	74,497
148,431	Enlight Renewable Energy Ltd. * † #	91,590
7,536	Kenon Holdings Ltd. (ILS )#	144,431
16,479	Ormat Technologies, Inc.	908,817
		1,219,335
Total Common Stocks (Cost: $46,055,641)		52,043,383

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.0% (Cost: $501,993)
Repurchase Agreement: 1.0%
$501,993	Repurchase agreement dated 3/29/19 with Deutsche Bank Securities, Inc., 2.60%, due 4/1/19, proceeds $502,102; (collateralized by U.S. government obligation, 0.00%, due 11/15/26, valued at $512,033 including accrued interest)	501,993
Total Investments: 100.9% (Cost: $46,557,634)		52,545,376
Liabilities in excess of other assets: (0.9)%		(481,782)
NET ASSETS: 100.0%		$52,063,594

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar
ILS	New Israel Shekel

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $480,390.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $28,030,476 which represents 53.8% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $104,567, or 0.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	1.6%	$813,765
Consumer Discretionary	2.0	1,022,433
Consumer Staples	1.4	737,818
Energy	2.6	1,362,791
Financials	18.5	9,639,434
Health Care	12.6	6,542,627
Industrials	5.2	2,719,296
Information Technology	43.4	22,609,749
Materials	2.8	1,440,901
Real Estate	7.6	3,935,234
Utilities	2.3	1,219,335
	100.0%	$52,043,383

VANECK VECTORS JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.7%
Australia: 23.8%
47,866,535	Aurelia Metals Ltd. ‡ * #	$30,305,733
82,799,316	Evolution Mining Ltd. #	215,276,034
31,650,883	Northern Star Resources Ltd. #	201,166,436
27,999,766	OceanaGold Corp. (CAD)	88,026,511
55,753,083	Perseus Mining Ltd. ‡ * #	18,216,187
41,045,241	Ramelius Resources Ltd. ‡ * #	24,933,398
30,521,837	Regis Resources Ltd. ‡ #	114,898,041
33,234,791	Resolute Mining Ltd. † #	28,573,114
46,980,837	Saracen Mineral Holdings Ltd. ‡ * #	96,802,036
29,093,386	Silver Lake Resources Ltd. ‡ * † #	16,947,384
32,252,938	St. Barbara Ltd. ‡ #	77,210,183
18,434,200	Westgold Resources Ltd. * † #	16,503,604
		928,858,661
Canada: 50.6%
17,705,671	Alamos Gold, Inc. (USD)	89,944,809
6,865,612	Asanko Gold, Inc. (USD) *	4,270,411
43,130,834	B2Gold Corp. (USD) *	121,197,644
10,530,061	Centerra Gold, Inc. *	55,253,361
17,098,445	China Gold International Resources Corp. Ltd. * †	21,245,869
8,399,648	Continental Gold, Inc. * †	18,170,577
9,797,611	Detour Gold Corp. ‡ *	91,966,048
7,194,884	Dundee Precious Metals, Inc. *	23,858,180
8,197,034	Eldorado Gold Corp. (USD) ‡ * †	37,952,267
8,415,197	Endeavour Silver Corp. (USD) ‡ * †	21,206,296
10,418,625	First Majestic Silver Corp. (USD) ‡ * †	68,554,552
35,925,287	First Mining Gold Corp. ‡ *	9,277,461
9,047,400	Fortuna Silver Mines, Inc. (USD) ‡ *	30,308,790
8,634,382	Gold Standard Ventures Corp. (USD) * †	8,807,070
4,464,809	Golden Star Resources Ltd. (USD) * †	17,725,292
17,601,911	Great Panther Silver Ltd. (USD) ‡ * †	16,563,398
7,975,675	Guyana Goldfields, Inc. *	6,447,643
26,141,069	IAMGOLD Corp. (USD) ‡ *	90,709,509
76,031,658	Kinross Gold Corp. (USD) ‡ *	261,548,904
3,568,582	MAG Silver Corp. (USD) * †	38,041,084
15,853,387	McEwen Mining, Inc. (USD) †	23,780,081
32,759,174	New Gold, Inc. (USD) ‡ *	28,205,649
12,871,209	Novagold Resources, Inc. (USD) *	53,672,942
7,525,356	Novo Resources Corp. * †	15,546,976
4,923,357	Osisko Gold Royalties Ltd. (USD)	55,338,533
9,188,727	Osisko Mining, Inc. * †	20,083,897
16,729,842	Pan American Silver Corp. * # (b)	4,195,895
12,736,010	Pan American Silver Corp. (USD) ‡	168,752,132
10,415,619	Premier Gold Mines Ltd. * †	12,162,406
8,725,986	Pretium Resources, Inc. (USD) * †	74,694,440
9,601,860	Sandstorm Gold Ltd. (USD) ‡ * †	52,618,193
2,873,948	Seabridge Gold, Inc. (USD) * †	35,608,216
13,354,058	Semafo, Inc. *	37,084,887
10,918,295	Silvercorp Metals, Inc. ‡ †	28,032,300
7,256,917	SSR Mining, Inc. (USD) ‡ *	91,872,569
1,694,754	Sulliden Mining Capital, Inc. *	107,829
5,477,338	Teranga Gold Corp. ‡ *	15,784,836
4,212,155	Torex Gold Resources, Inc. *	53,032,260
6,301,325	Wesdome Gold Mines Ltd. *	19,904,631
57,729,662	Yamana Gold, Inc. (USD) ‡	150,674,418
		1,974,202,255
China / Hong Kong: 1.2%
12,394,000	Hengxing Gold Holding Co. Ltd. Reg S † #	12,126,438
19,287,400	Real Gold Mining Ltd. * # ∞	0
34,125,500	Zhaojin Mining Industry Co. Ltd. #	34,161,186
		46,287,624
Monaco: 1.3%
3,241,659	Endeavour Mining Corp. (CAD) *	48,675,235
Peru: 6.8%
12,634,279	Cia de Minas Buenaventura SA (ADR)	218,320,341
17,719,317	Hochschild Mining Plc (GBP) #	47,674,598
		265,994,939
Russia: 1.0%
15,693,577	Highland Gold Mining Ltd. (GBP) #	37,423,771
South Africa: 8.0%
45,115,999	Gold Fields Ltd. (ADR) ‡	168,282,676
28,621,514	Harmony Gold Mining Co. Ltd. (USD) ‡ *	54,380,877
21,633,253	Sibanye Gold Ltd. (ADR) * †	89,345,335
		312,008,888
Turkey: 0.6%
3,234,955	Koza Altin Isletmeleri AS * † #	24,106,742
United Kingdom: 2.2%
8,699,090	African Barrick Gold Ltd. * #	22,312,260
54,705,456	Centamin Plc #	63,458,913
386,037	Patagonia Gold Plc * #	171,055
		85,942,228
United States: 4.2%
16,829,595	Alacer Gold Corp. (CAD) ‡ *	45,728,830
10,435,068	Argonaut Gold, Inc. (CAD) ‡ *	14,684,627
9,775,418	Coeur Mining, Inc. *	39,883,705
3,516,808	Gold Resource Corp. ‡	13,821,055
22,198,691	Hecla Mining Co. †	51,056,989
		165,175,206
Total Common Stocks (Cost: $4,203,677,899)		3,888,675,549
MONEY MARKET FUND: 0.2% (Cost: $8,641,192)
8,641,192	Dreyfus Government Cash Management Fund - Institutional Shares	8,641,192
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $4,212,319,091)		3,897,316,741

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.9%
Repurchase Agreements: 2.9%
$26,860,768	Repurchase agreement dated 3/29/19 with Citigroup Global Markets, Inc., 2.65%, due 4/1/19, proceeds $26,866,700; (collateralized by various U.S. government and agency obligations, 0.00% to 10.50%, due 4/2/19 to 10/20/68, valued at $27,397,983 including accrued interest)	26,860,768
26,860,768	Repurchase agreement dated 3/29/19 with Credit Agricole CIB, 2.65%, due 4/1/19, proceeds $26,866,700; (collateralized by various U.S. government and agency obligations, 0.25% to 5.00%, due 6/30/21 to 6/15/39, valued at $27,397,984 including accrued interest)	26,860,768
26,860,768	Repurchase agreement dated 3/29/19 with Daiwa Capital Markets America, Inc., 2.65%, due 4/1/19, proceeds $26,866,700; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 4/11/19 to 3/20/49, valued at $27,397,984 including accrued interest)	26,860,768
26,860,768	Repurchase agreement dated 3/29/19 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.60%, due 4/1/19, proceeds $26,866,588; (collateralized by various U.S. government and agency obligations, 3.50% to 4.50%, due 3/20/47 to 12/20/48, valued at $27,397,983 including accrued interest)	26,860,768
5,646,711	Repurchase agreement dated 3/29/19 with Mizuho Securities USA, Inc., 2.57%, due 4/1/19, proceeds $5,647,920; (collateralized by various U.S. government and agency obligations, 0.88% to 2.88%, due 12/31/20 to 5/15/43, valued at $5,759,649 including accrued interest)	5,646,711
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $113,089,783)		113,089,783
Total Investments: 102.8% (Cost: $4,325,408,874)		4,010,406,524
Liabilities in excess of other assets: (2.8)%		(110,949,822)
NET ASSETS: 100.0%		$3,899,456,702

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

Footnotes:

(b)	Contingent Value Right
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $105,314,511.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,086,463,008 which represents 27.9% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Diversified Metals & Mining	0.8%	$30,305,733
Gold	85.7	3,340,471,749
Precious Metals & Minerals	0.5	20,191,726
Silver	12.8	497,706,341
Money Market Fund	0.2	8,641,192
	100.0%	$3,897,316,741

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2019 is set forth below:

Affiliates	Value 12/31/18		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Change in Net Unrealized Gain (Loss)	Value 03/31/19
Alacer Gold Corp.	34,982,152		2,326,353	(7,611,991)	1,757,945	—	14,274,371	45,728,830
AngloGold Ashanti Ltd.	282,998,522		5,835,830	(312,202,250)	121,052,961	—	(97,685,063)	—
Argonaut Gold, Inc.	12,949,447		1,155,035	(2,389,901)	(495,812)	—	3,465,858	14,684,627
Aurelia Metals Ltd.	—	(a)	30,117,792	(590,744)	11,211	—	767,474	30,305,733
Centamin Plc	80,309,456		7,754,844	(12,561,128)	(2,411,241)	—	(9,633,018)	—	(b)
Cia de Minas Buenaventura SA	234,294,396		7,975,379	(37,595,843)	765,786	—	12,880,623	—	(b)
Coeur Mining, Inc.	45,523,338		5,753,442	(7,735,718)	(3,302,049)	—	(355,308)	—	(b)
Detour Gold Corp.	88,749,098		9,427,863	(16,150,510)	56,359	—	9,883,238	91,966,048
Eldorado Gold Corp.	25,343,959		3,431,672	(5,628,735)	(1,318,340)	—	16,123,711	37,952,267
Endeavour Silver Corp.	19,602,819		1,900,521	(3,479,842)	(132,741)	—	3,315,539	21,206,296
Evolution Mining Ltd.	231,124,387		21,307,777	(37,682,521)	11,314,253	2,068,636	(10,787,862)	—	(b)
First Majestic Silver Corp.	65,808,888		6,761,612	(11,212,289)	(979,599)	—	8,175,940	68,554,552
First Mining Gold Corp.	7,062,340		800,801	(1,659,876)	(511,724)	—	3,585,920	9,277,461
Fortuna Silver Mines, Inc.	35,792,404		2,937,166	(5,824,943)	(531,546)	—	(2,064,291)	30,308,790
Gold Fields Ltd.	169,028,988		18,791,118	(29,475,881)	3,154,688	601,597	6,783,763	168,282,676
Gold Resource Corp.	13,319,704		2,921,539	(2,349,901)	563,476	15,730	(633,763)	13,821,055
Great Panther Silver Ltd.	8,385,985		8,869,035	(1,753,889)	(453,611)	—	1,515,878	16,563,398
Harmony Gold Mining Co. Ltd.	52,794,763		7,609,874	(9,426,441)	867,929	—	2,534,752	54,380,877
Hecla Mining Co.	60,219,126		1,762,515	(9,941,286)	(2,093,590)	57,804	1,110,224	—	(b)
IAMGOLD Corp.	102,965,609		9,161,123	(15,358,814)	626,433	—	(6,684,842)	90,709,509
Kinross Gold Corp.	264,445,346		25,093,191	(43,318,258)	2,527,251	—	12,801,374	261,548,904
New Gold, Inc.	28,593,826		925,321	(5,802,366)	(6,075,449)	—	10,564,317	28,205,649
Northern Star Resources Ltd.	237,525,086		6,535,323	(36,525,462)	15,179,057	1,402,746	(21,547,568)	—	(b)
OceanaGold Corp.	119,830,727		2,766,242	(18,197,275)	1,137,656	295,764	(17,510,839)	—	(b)
Pan American Silver Corp.	139,336,545		125,475,126	(26,057,205)	(2,020,212)	456,546	(67,982,122)	168,752,132
Perseus Mining Ltd.	16,515,673		2,873,450	(2,709,142)	432,383	—	1,103,823	18,216,187
Premier Gold Mines Ltd.	12,902,867		1,561,150	(2,287,974)	(323,044)	—	309,407	—	(b)
Pretium Resources, Inc.	89,438,248		1,958,686	(17,182,758)	868,829	—	(388,565)	—	(b)
Ramelius Resources Ltd.	9,807,806		8,104,691	(2,261,442)	566,830	—	8,715,513	24,933,398
Regis Resources Ltd.	111,422,986		11,435,050	(19,553,096)	12,096,561	1,680,228	(503,460)	114,898,041
Sandstorm Gold Ltd.	51,768,258		1,422,658	(10,251,726)	2,886,972	—	6,792,031	52,618,193
Saracen Mineral Holdings Ltd.	97,789,867		14,514,655	(15,630,570)	13,187,103	—	(13,059,019)	96,802,036
Silver Lake Resources Ltd.	11,913,423		1,800,174	(2,221,807)	432,128	—	5,023,466	16,947,384
Silvercorp Metals, Inc.	24,544,468		2,625,502	(4,541,940)	172,589	—	5,231,681	28,032,300
SSR Mining, Inc.	94,896,804		8,618,274	(16,656,077)	8,403,992	—	(3,390,424)	91,872,569
St. Barbara Ltd.	107,983,269		15,597,436	(17,156,935)	6,150,631	835,757	(35,364,218)	77,210,183
Tahoe Resources, Inc.	65,108,273		784,105	(114,775,367)	695,506	—	48,187,483	—
Teranga Gold Corp.	17,350,543		1,680,456	(2,900,778)	79,737	—	(425,122)	15,784,836
Torex Gold Resources, Inc.	42,916,086		5,484,115	(8,388,595)	1,647,633	—	11,373,021	—	(b)
Yamana Gold, Inc.	147,920,842		13,032,271	(26,013,100)	1,564,572	291,716	14,169,833	150,674,418
	$3,263,266,324		$408,889,167	$(923,064,376)	$187,551,513	$7,706,524	$(79,326,244)	$1,840,238,349

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.
(b)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

VANECK VECTORS NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.3%
Argentina: 0.2%
13,771	Adecoagro SA (USD) *	$94,882
4,345	Cresud SACIF. y A (ADR) *	50,359
1,319	YPF SA (ADR)	18,479
		163,720
Australia: 5.3%
45,000	Alumina Ltd. #	77,528
22,630	Bega Cheese Ltd. † #	73,599
56,088	BHP Billiton Ltd. #	1,533,720
10,484	BlueScope Steel Ltd. #	104,103
1,785	Caltex Australia Ltd. #	33,223
1,668	CIMIC Group Ltd. #	57,319
12,138	Elders Ltd. #	52,422
55,666	Evolution Mining Ltd. #	144,730
32,617	Fortescue Metals Group Ltd. #	165,149
25,350	GrainCorp. Ltd. #	165,373
8,049	Iluka Resources Ltd. #	51,574
41,000	MMG Ltd. (HKD) * #	16,697
28,000	Newcrest Mining Ltd. #	507,295
32,378	Nufarm Ltd. † #	108,584
22,541	OceanaGold Corp. (CAD)	70,865
9,071	Oil Search Ltd. #	50,490
12,040	Origin Energy Ltd. #	61,659
12,115	Santos Ltd. #	58,683
29,895	Saracen Mineral Holdings Ltd. * #	61,597
96,167	South32 Ltd. #	255,507
18,707	St. Barbara Ltd. #	44,783
6,406	Woodside Petroleum Ltd. #	157,334
		3,852,234
Austria: 0.3%
985	OMV AG #	53,539
1,401	Verbund - Oesterreichische Elektrizis AG #	67,352
2,367	Voestalpine AG #	72,023
		192,914
Brazil: 1.7%
7,213	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	76,314
11,898	Cia Siderurgica Nacional SA (ADR) *	48,901
19,873	Gerdau SA (ADR) †	77,107
12,732	Petroleo Brasileiro SA (ADR)	202,693
5,250	SLC Agricola SA	55,391
59,414	Vale SA (ADR)	775,947
		1,236,353
Canada: 12.4%
8,549	Agnico-Eagle Mines Ltd. (USD)	371,881
14,259	Alamos Gold, Inc.	72,365
9,933	Algonquin Power & Utilities Corp.	111,750
36,067	B2Gold Corp. *	100,970
63,502	Barrick Gold Corp. (USD)	870,612
8,253	Canadian Natural Resources Ltd. (USD)	226,957
1,303	Canfor Corp. *	13,362
7,769	Centerra Gold, Inc. *	40,766
6,389	Detour Gold Corp. *	59,971
13,828	Enbridge, Inc. (USD)	501,403
10,180	EnCana Corp. (USD)	73,703
13,137	First Quantum Minerals Ltd.	148,977
31,618	Goldcorp, Inc. (USD)	361,710
2,063	Husky Energy, Inc.	20,461
17,004	IAMGOLD Corp. *	58,931
1,599	Imperial Oil Ltd. (USD)	43,765
45,566	Kinross Gold Corp. (USD) *	156,747
6,807	Kirkland Lake Gold Ltd.	207,071
12,160	Lundin Mining Corp.	56,433
72,329	Nutrien Ltd. (USD)	3,816,078
3,440	Osisko Gold Royalties Ltd.	38,650
7,632	Pan American Silver Corp. (USD)	101,124
3,476	Pembina Pipeline Corp.	127,727
6,176	Pretium Resources, Inc. *	52,794
10,846	Suncor Energy, Inc. (USD)	351,736
9,618	Teck Cominco Ltd. (USD)	222,945
6,310	TransCanada Corp. (USD)	283,571
35,937	Turquoise Hill Resources Ltd. *	59,180
1,141	West Fraser Timber Co. Ltd.	55,515
16,180	Wheaton Precious Metals Corp. (USD)	385,408
34,600	Yamana Gold, Inc. (USD)	90,306
		9,082,869
Chile: 0.9%
57,640	Aguas Andinas SA	32,773
6,575	Antofagasta Plc (GBP) #	82,763
23,897	Empresas CMPC SA	84,283
9,075	Inversiones Aguas Metropolitanas SA	13,870
10,952	Sociedad Quimica y Minera de Chile SA (ADR) †	420,995
		634,684
China / Hong Kong: 1.7%
75,400	Aluminum Corp of China Ltd. * #	27,861
20,300	Angang New Steel Co. Ltd. #	14,873
261,014	China Agri-Industries Holdings Ltd. #	89,464
14,600	China Coal Energy Co. Ltd. #	6,049
11,500	China Gas Holdings Ltd. #	40,514
34,500	China Hongqiao Group Ltd. #	26,003
68,900	China Molybdenum Co. Ltd. (Class H) #	28,864
13,200	China Oilfield Services Ltd. (Class H) #	14,249
175,327	China Petroleum & Chemical Corp. #	139,151
23,191	China Shenhua Energy Co. Ltd. #	52,926
109,779	CNOOC Ltd. #	204,483
47,400	Fosun International Ltd. #	80,534
24,900	Health and Happiness H&H International Holdings Ltd. * #	156,218
26,800	Huaneng Power International, Inc. #	15,575
21,800	Jiangxi Copper Co. Ltd. (Class H) #	28,960
24,000	Kunlun Energy Co. Ltd. #	25,123
27,400	Lee & Man Paper Manufacturing Ltd. #	23,380
34,000	Maanshan Iron and Steel Co. Ltd. (Class H) #	16,665
35,657	Nine Dragons Paper Holdings Ltd. #	34,034
145,040	PetroChina Co. Ltd. (Class-H) #	94,945
11,200	Yanzhou Coal Mining Co. Ltd. #	11,021
38,300	Zhaojin Mining Industry Co. Ltd. #	38,340
209,361	Zijin Mining Group Ltd. #	86,682
		1,255,914
Denmark: 0.8%
4,676	Bakkafrost P/F (NOK) #	231,819
4,341	Vestas Wind Systems A/S #	366,258
		598,077
Finland: 0.3%
965	Neste Oil Oyj #	102,971
12,228	Stora Enso Oyj (R Shares) #	149,857
		252,828
France: 1.8%
8,946	Suez Environnement Co.	118,632
17,282	Total SA #	962,675
11,867	Veolia Environnement SA #	265,771
		1,347,078
Germany: 1.2%
643	Aurubis AG #	34,526
46,453	E.ON SE #	517,447
1,170	KWS Saat AG	80,926
7,961	Suedzucker AG #	101,839
9,372	ThyssenKrupp AG #	129,047
		863,785
Hungary: 0.1%
3,257	MOL Hungarian Oil & Gas Plc #	37,340
India: 0.7%
12,134	Reliance Industries Ltd. 144A (GDR) #	487,048
Indonesia: 0.2%
45,476	Astra Agro Lestari Tbk PT #	35,873
54,600	Indah Kiat Pulp and Paper Corp. Tbk PT #	33,027
26,500	Pabrik Kertas Tjiwi Kimia Tbk PT #	20,534
330,500	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	24,165
		113,599
Ireland: 0.3%
14,838	Origin Enterprises Plc #	87,633
5,045	Smurfit Kappa Group Plc (GBP) #	141,744
		229,377
Italy: 0.4%
17,408	ENI S.p.A. #	307,875
Japan: 6.6%
10,000	Calbee, Inc. † #	270,435
2,600	Daio Paper Corp. #	31,974
3,817	Hitachi Metals Ltd. #	44,527
3,000	Hokuto Corp. #	52,063
1,200	Idemitsu Kosan Co. Ltd. #	40,190
7,400	Inpex Holdings, Inc. #	70,488
10,964	JFE Holdings, Inc. #	186,861
23,500	JX Holdings, Inc. #	107,417
6,900	Kobe Steel Ltd. #	51,979
138,300	Kubota Corp. #	2,012,861
2,365	Kurita Water Industries Ltd. #	60,635
2,500	Mitsubishi Materials Corp. #	66,194
2,200	Nippon Paper Industries Co. Ltd. † #	45,509
17,600	Nippon Steel Corp. #	311,939
33,914	Nippon Suisan Kaisha Ltd. #	259,626
30,950	Nisshin Seifun Group, Inc. #	712,418
20,376	OJI Paper Co. Ltd. #	126,963
5,270	Rengo Co. Ltd. #	49,569
4,400	Sakata Seed Corp. #	150,092
3,683	Sumitomo Forestry Co. Ltd. #	51,333
5,200	Sumitomo Metal Mining Ltd. #	154,287
		4,857,360
Luxembourg: 0.4%
12,194	Arcelormittal #	247,712
1,616	Tenaris SA (ADR)	45,652
1,010	Ternium SA (ADR)	27,492
		320,856
Malaysia: 1.8%
32,351	Genting Plantation Bhd #	84,044
237,594	IOI Corp. Bhd #	259,732
42,878	Kuala Lumpur Kepong Bhd	260,471
165,100	Malyan Banking Bhd #	375,161
1,500	Petronas Dagangan Bhd #	9,202
63,900	PPB Group Bhd #	286,681
42,200	Press Metal Aluminium Holdings Bhd #	46,727
		1,322,018
Mexico: 0.7%
23,975	Gruma, SAB de CV	244,972
68,214	Grupo Mexico, SAB de CV	187,648
4,492	Industrias Penoles, SAB de CV	56,176
		488,796
Netherlands: 1.5%
9,959	OCI NV * #	274,618
25,630	Royal Dutch Shell Plc (GBP) #	810,425
		1,085,043
Norway: 3.2%
51,826	Marine Harvest ASA #	1,159,637
26,022	Norsk Hydro ASA #	105,990
2,059	Norway Royal Salmon ASA	47,819
7,539	Statoil ASA #	165,512
20,660	Yara International ASA #	847,855
		2,326,813
Peru: 0.3%
8,215	Cia de Minas Buenaventura SA (ADR)	141,955
1,620	Southern Copper Corp. (USD)	64,282
		206,237
Poland: 0.2%
2,592	KGHM Polska Miedz SA * #	72,363
1,990	Polski Koncern Naftowy Orlen SA #	50,727
11,071	Polskie Gornictwo Naftowe I Gazownictwo SA #	18,081
		141,171
Portugal: 0.1%
2,955	Galp Energia, SGPS, SA #	47,396
4,725	Portucel-Empresa Productora de Pasta e Papel SA #	21,656
		69,052
Russia: 2.1%
10,452	Evraz Plc (GBP) #	84,601
2,566	Lukoil PJSC (ADR) #	230,081
14,776	MMC Norilsk Nickel PJSC (ADR) #	312,222
577	Novatek OAO Reg S (GDR) #	98,931
1,827	Novolipetsk Steel Reg S (GDR) #	46,950
41,309	OAO Gazprom (ADR) #	186,623
14,231	PhosAgro OAO Reg S (GDR) #	178,629
8,553	Polymetal International (GBP) #	96,351
7,977	Rosneft Oil Co. Reg S (GDR) #	50,138
3,581	Severstal OAO Reg S (GDR)	55,864
24,446	Surgutneftegas OJSC (ADR) #	90,707
1,789	Tatneft PJSC (ADR) #	123,936
		1,555,033
Singapore: 1.2%
782,419	Golden Agri-Resources Ltd. #	161,853
306,464	Wilmar International Ltd. #	749,760
		911,613
South Africa: 1.3%
2,261	Anglo American Platinum Ltd. #	115,490
15,033	AngloGold Ashanti Ltd. (ADR)	196,932
772	Assore Ltd.	20,021
4,495	Astral Foods Ltd.	52,265
29,941	Gold Fields Ltd. (ADR)	111,680
26,780	Impala Platinum Holdings Ltd. * #	113,714
1,043	Kumba Iron Ore Ltd. #	31,272
16,721	Northam Platinum Ltd. * #	73,991
11,817	Sappi Ltd. #	54,653
3,881	Sasol Ltd. #	121,075
60,295	Sibanye Gold Ltd. * #	64,546
		955,639
South Korea: 1.0%
1,627	Hyundai Steel Co. #	64,514
241	Korea Zinc Co. Ltd. #	98,862
1,529	POSCO #	341,425
424	SK Energy Co. Ltd. #	67,074
318	SK Holdings Co. Ltd. #	75,897
277	S-Oil Corp. #	21,864
1,137	Woongjin Coway Co. Ltd. #	94,700
		764,336
Spain: 0.4%
2,946	Acerinox SA #	29,244
4,744	Gamesa Corp. Tecnologica SA * #	75,692
10,049	Repsol YPF SA #	172,090
		277,026
Sweden: 0.6%
3,760	Billerudkorsnas AB † #	50,052
5,212	Boliden AB #	148,889
2,112	Holmen AB #	45,898
1,211	Lundin Petroleum AB #	41,104
11,616	SSAB AB (B Shares) #	35,493
12,868	Svenska Cellulosa AB † #	111,996
		433,432
Switzerland: 0.4%
78,928	Glencore Plc (GBP) #	327,241
Taiwan: 0.3%
239,472	China Steel Corp. #	196,695
11,920	Formosa Petrochemical Corp. #	44,748
		241,443
Thailand: 0.3%
36,200	Energy Absolute PCL (NVDR) #	54,837
9,500	PTT Exploration & Production PCL (NVDR) #	37,564
58,600	PTT PCL (NVDR) #	88,642
		181,043
Turkey: 0.1%
26,012	Eregli Demir ve Celik Fabrikalari TAS #	42,108
840	Tupras-Turkiye Petrol Rafinerileri AS #	18,592
		60,700
United Kingdom: 6.5%
19,276	Anglo American Plc #	515,801
130,348	BP Plc #	946,955
42,085	Centamin Plc #	48,819
39,196	Centrica Plc #	58,413
117,398	CNH Industrial NV (USD)	1,197,460
27,890	DS Smith Plc #	122,235
4,843	KAZ Minerals Plc #	41,244
7,801	Mondi Plc #	172,818
8,874	Pennon Group Plc #	86,018
21,426	Rio Tinto Plc #	1,245,919
5,005	Severn Trent Plc #	128,958
2,911	TechnipFMC Plc (USD)	68,467
14,391	United Utilities Group Plc #	152,913
		4,786,020
United States: 43.0%
7,594	AGCO Corp.	528,163
3,535	Alcoa Corp. *	99,546
775	American States Water Co.	55,258
3,451	Anadarko Petroleum Corp.	156,951
3,437	Andersons, Inc.	110,775
2,569	Apache Corp.	89,042
3,760	Aqua America, Inc.	137,014
66,242	Archer-Daniels-Midland Co.	2,857,017
9,689	Arconic, Inc.	185,157
3,513	Baker Hughes a GE Co.	97,380
16,674	Bunge Ltd.	884,889
2,897	Cabot Oil & Gas Corp.	75,612
1,014	California Water Service Group	55,040
26,335	CF Industries Holdings, Inc.	1,076,575
2,726	Chefs’ Warehouse, Inc. *	84,642
1,652	Cheniere Energy, Inc. *	112,931
13,002	Chevron Corp.	1,601,586
685	Cimarex Energy Co.	47,882
1,370	Concho Resources, Inc.	152,015
7,763	ConocoPhillips	518,103
592	Continental Resources, Inc. *	26,504
2,164	Cree, Inc. *	123,824
19,455	Darling International, Inc. *	421,201
37,631	Deere & Co.	6,014,939
2,999	Devon Energy Corp.	94,648
1,055	Diamondback Energy, Inc.	107,114
1,337	Domtar Corp.	66,382
3,969	EOG Resources, Inc.	377,769
1,741	EQT Corp.	36,108
1,392	Equitrans Midstream Corp.	30,318
28,972	Exxon Mobil Corp.	2,340,938
1,594	First Solar, Inc. *	84,227
27,613	Freeport-McMoRan Copper & Gold, Inc.	355,932
6,313	Graphic Packaging Holding Co.	79,733
5,971	Halliburton Co.	174,950
746	Helmerich & Payne, Inc.	41,448
1,703	Hess Corp.	102,572
1,174	HollyFrontier Corp.	57,843
7,860	Ingredion, Inc.	744,263
8,502	International Paper Co.	393,388
709	Itron, Inc. *	33,075
13,321	Kinder Morgan, Inc.	266,553
1,271	Lindsay Corp.	123,020
2,999	Louisiana-Pacific Corp.	73,116
5,601	Marathon Oil Corp.	93,593
4,610	Marathon Petroleum Corp.	275,908
41,445	Mosaic Co.	1,131,863
2,624	National Oilwell Varco, Inc.	69,903
19,413	Newmont Mining Corp.	694,403
3,283	Noble Energy, Inc.	81,189
5,819	Nucor Corp.	339,539
5,129	Occidental Petroleum Corp.	339,540
2,817	ONEOK, Inc.	196,739
1,070	Ormat Technologies, Inc.	59,011
2,007	Packaging Corp. of America	199,456
3,113	Phillips 66	296,264
6,177	Pilgrim’s Pride Corp. *	137,685
1,166	Pioneer Natural Resources Co.	177,558
1,342	Reliance Steel & Aluminum Co.	121,129
1,248	Royal Gold, Inc.	113,481
9,476	Schlumberger Ltd.	412,869
32	Seaboard Corp.	137,110
3,886	Steel Dynamics, Inc.	137,059
1,589	Targa Resources Corp.	66,023
7,041	The Southern Co.	363,879
14,423	Tractor Supply Co.	1,409,992
34,867	Tyson Foods, Inc.	2,420,816
3,301	United States Steel Corp.	64,336
2,858	Valero Energy Corp.	242,444
5,386	WestRock Co.	206,553
15,858	Weyerhaeuser Co.	417,700
8,284	Williams Companies, Inc.	237,916
767	Worthington Industries, Inc.	28,624
		31,568,025
Total Common Stocks (Cost: $71,073,169)		73,534,592

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.4%
Repurchase Agreements: 1.4%
$72,953	Repurchase agreement dated 3/29/19 with Credit Agricole CIB, 2.60%, due 4/1/19, proceeds $72,969; (collateralized by various U.S. government and agency obligations, 0.00% to 2.13%, due 4/25/19 to 7/15/27, valued at $74,412 including accrued interest)	72,953
1,000,000	Repurchase agreement dated 3/29/19 with Daiwa Capital Markets America, Inc., 2.65%, due 4/1/19, proceeds $1,000,221; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 4/11/19 to 3/20/49, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $1,072,953)		1,072,953
Total Investments: 101.7% (Cost: $72,146,122)		74,607,545
Liabilities in excess of other assets: (1.7)%		(1,267,619)
NET ASSETS: 100.0%		$73,339,926

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,038,177.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $27,882,125 which represents 38.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $487,048, or 0.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	2.1%	$1,556,025
Consumer Staples	18.8	13,799,870
Energy	23.7	17,416,935
Financials	0.5	375,161
Industrials	14.7	10,777,935
Information Technology	0.3	241,126
Materials	36.1	26,542,979
Real Estate	0.6	468,059
Utilities	3.2	2,356,502
	100.0%	$73,534,592

VANECK VECTORS OIL REFINERS ETF

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
Australia: 3.6%
38,614	Caltex Australia Ltd. #	$718,687
Austria: 4.7%
17,547	OMV AG #	953,760
Finland: 6.4%
11,973	Neste Oil Oyj #	1,277,582
Greece: 1.2%
10,349	Motor Oil Hellas Corinth Refineries SA	240,542
Hungary: 4.3%
75,102	MOL Hungarian Oil & Gas Plc #	861,012
India: 9.0%
45,342	Reliance Industries Ltd. 144A (GDR) † #	1,819,986
Japan: 12.7%
10,200	Cosmo Energy Holdings Co. Ltd. #	205,122
37,768	Idemitsu Kosan Co. Ltd. #	1,264,924
235,300	JX Holdings, Inc. #	1,075,538
		2,545,584
Poland: 5.8%
13,686	Grupa Lotos SA #	297,759
34,142	Polski Koncern Naftowy Orlen SA #	870,320
		1,168,079
Portugal: 4.4%
54,829	Galp Energia, SGPS, SA #	879,424
South Korea: 7.6%
6,048	SK Energy Co. Ltd. #	956,755
7,342	S-Oil Corp. #	579,519
		1,536,274
Taiwan: 4.5%
243,000	Formosa Petrochemical Corp. #	912,228
Thailand: 3.7%
1,872,900	IRPC PCL (NVDR) #	339,218
187,000	Thai Oil PCL (NVDR) #	409,635
		748,853
Turkey: 2.1%
19,420	Tupras-Turkiye Petrol Rafinerileri AS #	429,839
United States: 29.8%
7,699	Delek US Holdings, Inc.	280,398
18,059	HollyFrontier Corp.	889,767
24,031	Marathon Petroleum Corp.	1,438,255
12,885	PBF Energy, Inc.	401,239
16,864	Phillips 66	1,604,947
16,439	Valero Energy Corp.	1,394,520
		6,009,126
Total Common Stocks (Cost: $23,471,411)		20,100,976

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0% (Cost: $125)
Repurchase Agreement: 0.0%
$125	Repurchase agreement dated 3/29/19 with MIZUHO SECURITIES USA LLC REPO, 2.57%, due 4/1/19, proceeds $125; (collateralized by various U.S. government and agency obligations, 0.88% to 2.88%, due 12/31/20 to 5/15/43, valued at $128 including accrued interest)	125
Total Investments: 99.8% (Cost: $23,471,536)		20,101,101
Other assets less liabilities: 0.2%		37,277
NET ASSETS: 100.0%		$20,138,378

Definitions:

GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $80.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $13,851,308 which represents 68.8% of net assets.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,819,986, or 9.0% of net assets.

Summary of Investments by Sector	% of Investments	Value
Energy	100.0%	$20,100,976

VANECK VECTORS OIL SERVICES ETF

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Luxembourg: 4.7%
1,373,834	Tenaris SA (ADR) †	$38,810,811
Netherlands: 4.6%
554,494	Core Laboratories NV (USD)	38,221,271
Switzerland: 0.7%
8,475,598	Weatherford International Plc (USD) *	5,915,967
United Kingdom: 8.8%
5,363,537	Ensco Plc CL A (USD) †	21,078,700
3,102,050	Noble Corp. Plc (USD) *	8,902,884
1,839,548	TechnipFMC Plc (USD)	43,266,169
		73,247,753
United States: 81.1%
909,274	Apergy Corp. *	37,334,790
1,537,513	Baker Hughes a GE Co.	42,619,860
637,911	C&J Energy Services, Inc. *	9,900,379
995,376	Diamond Offshore Drilling, Inc. * †	10,441,494
329,417	Dril-Quip, Inc. *	15,103,769
4,208,002	Halliburton Co.	123,294,459
672,110	Helmerich & Payne, Inc.	37,342,432
2,909,742	McDermott International, Inc. * †	21,648,481
5,052,537	Nabors Industries Ltd.	17,380,727
1,481,251	National Oilwell Varco, Inc.	39,460,527
1,153,265	Oceaneering International, Inc. *	18,186,989
462,438	Oil States International, Inc. *	7,842,948
2,807,027	Patterson-UTI Energy, Inc.	39,354,519
1,434,067	Rowan Companies Plc * †	15,473,583
1,471,985	RPC, Inc. †	16,795,349
3,730,931	Schlumberger Ltd.	162,556,664
2,195,812	Superior Energy Services, Inc. *	10,254,442
4,349,740	Transocean, Inc. *	37,886,235
529,784	US Silica Holdings, Inc.	9,197,050
		672,074,697
Total Common Stocks (Cost: $1,958,838,195)		828,270,499

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.8%
Repurchase Agreements: 5.8%
$11,454,023	Repurchase agreement dated 3/29/19 with Citigroup Global Markets, Inc. , 2.65%, due 4/1/19, proceeds $11,456,552; (collateralized by various U.S. government and agency obligations, 0.00% to 10.50%, due 4/2/19 to 10/20/68, valued at $11,683,103 including accrued interest)	11,454,023
2,408,138	Repurchase agreement dated 3/29/19 with Credit Agricole CIB, 2.60%, due 4/1/19, proceeds $2,408,660; (collateralized by various U.S. government and agency obligations, 0.00% to 2.13%, due 4/25/19 to 7/15/27, valued at $2,456,301 including accrued interest)	2,408,138
11,454,023	Repurchase agreement dated 3/29/19 with Daiwa Capital Markets America, Inc., 2.65%, due 4/1/19, proceeds $11,456,552; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 4/11/19 to 3/20/49, valued at $11,683,104 including accrued interest)	11,454,023
11,454,023	Repurchase agreement dated 3/29/19 with Deutsche Bank Securities, Inc., 2.62%, due 4/1/19, proceeds $11,456,524; (collateralized by various U.S. government and agency obligations, 2.50% to 6.00%, due 5/15/34 to 6/20/68, valued at $11,683,103 including accrued interest)	11,454,023
11,454,023	Repurchase agreement dated 3/29/19 with Mizuho Securities USA, Inc. , 2.61%, due 4/1/19, proceeds $11,456,514; (collateralized by various U.S. government and agency obligations, 2.00% to 6.00%, due 10/1/19 to 7/1/48, valued at $11,683,104 including accrued interest)	11,454,023
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $48,224,230)		48,224,230
Total Investments: 105.7% (Cost: $2,007,062,425)		876,494,729
Liabilities in excess of other assets: (5.7)%		(47,562,078)
NET ASSETS: 100.0%		$828,932,651

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $46,445,690.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Oil & Gas Drilling	22.7%	$187,860,574
Oil & Gas Equipment & Services	77.3	640,409,925
	100.0%	$828,270,499

VANECK VECTORS POLAND ETF

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.4%
Banks: 29.9%
18,169	Alior Bank SA * #	$283,488
9,277	Bank Handlowy w Warszawie SA #	163,401
120,583	Bank Millennium SA * #	281,391
27,725	Bank Pekao SA #	796,286
6,410	Bank Zachodni WBK SA #	637,538
6,282	ING Bank Slaski SA #	314,633
3,126	mBank SA #	346,721
91,635	PKO Bank Polski SA #	922,649
		3,746,107
Consumer Durables & Apparel: 7.8%
269	LPP SA #	584,091
7,015	NG2 SA #	394,115
		978,206
Diversified Financials: 1.2%
3,808	Kruk SA #	151,607
Energy: 16.0%
22,053	Grupa Lotos SA #	479,796
33,063	Polski Koncern Naftowy Orlen SA #	842,815
418,310	Polskie Gornictwo Naftowe I Gazownictwo SA #	683,174
		2,005,785
Food & Staples Retailing: 8.9%
13,644	Dino Polska SA Reg S 144A * #	430,164
46,532	Jeronimo Martins, SGPS SA #	687,736
		1,117,900
Insurance: 6.3%
74,162	Powszechny Zaklad Ubezpieczen SA #	783,973
Materials: 8.2%
15,006	Jastrzebska Spolka Weglowa SA * #	238,951
28,362	KGHM Polska Miedz SA * #	791,806
		1,030,757
Media & Entertainment: 9.6%
14,558	CD Project SA * #	760,696
65,390	Cyfrowy Polsat SA * #	438,115
		1,198,811
Real Estate: 4.8%
71,255	NEPI Rockcastle Plc (ZAR) #	602,115
Software & Services: 1.7%
15,323	Asseco Poland SA #	207,571
Telecommunication Services: 1.9%
182,636	Orange Polska SA * #	244,474
Utilities: 4.1%
196,232	Polska Grupa Energetyczna SA * #	509,118
Total Common Stocks (Cost: $14,112,996)		12,576,424
MONEY MARKET FUND: 2.5% (Cost: $312,466)
312,466	Dreyfus Government Cash Management Fund - Institutional Shares	312,466
Total Investments: 102.9% (Cost: $14,425,462)		12,888,890
Liabilities in excess of other assets: (2.9)%		(358,930)
NET ASSETS: 100.0%		$12,529,960

Definitions:

ZAR	South African Rand

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $12,576,424 which represents 100.4% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $430,164, or 3.4% of net assets.

Summary of Investments by Sector	% of Investments	Value
Communication Services	11.2%	$1,443,285
Consumer Discretionary	7.6	978,206
Consumer Staples	8.7	1,117,900
Energy	15.6	2,005,785
Financials	36.3	4,681,687
Information Technology	1.6	207,571
Materials	8.0	1,030,757
Real Estate	4.7	602,115
Utilities	3.9	509,118
Money Market Fund	2.4	312,466
	100.0%	$12,888,890

VANECK VECTORS RARE EARTH/STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 96.6%
Australia: 20.0%
4,446,341	Galaxy Resources Ltd. * † #	$5,960,152
1,492,450	Iluka Resources Ltd. #	9,562,971
2,591,652	Orocobre Ltd. * † #	6,222,885
12,678,081	Pilbara Minerals Ltd. * † #	7,133,579
		28,879,587
Canada: 10.3%
1,434,433	Cobalt 27 Capital Corp. *	4,541,825
3,846,753	Largo Resources Ltd. * †	6,104,357
1,104,085	Lithium Americas Corp. * †	4,181,796
		14,827,978
China / Hong Kong: 28.0%
15,514,730	China Molybdenum Co. Ltd. #	10,738,442
6,905,974	China Northern Rare Earth Group High-Tech Co. Ltd. #	11,432,460
3,873,473	Xiamen Tungsten Co. Ltd. #	8,683,583
1,736,198	Zhejiang Huayou Cobalt Co. Ltd. #	9,669,314
		40,523,799
France: 4.1%
107,382	Eramet SA #	5,983,294
Japan: 8.6%
397,292	OSAKA Titanium Technologies Co. † #	6,078,454
739,447	Toho Titanium Co. Ltd. #	6,374,559
		12,453,013
Malaysia: 6.1%
5,881,992	Lynas Corp. Ltd. (AUD) * † #	8,743,081
Netherlands: 4.8%
220,027	AMG Advanced Metallurgical † #	6,866,807
South Africa: 9.5%
294,580	Assore Ltd.	7,639,623
13,005,326	Bushveld Minerals Ltd. (GBP) *	6,100,775
		13,740,398
United Kingdom: 5.2%
573,807	Tronox Holdings PLC (USD) †	7,545,562
Total Common Stocks (Cost: $154,920,796)		139,563,519
PREFERRED STOCKS: 3.1%
Brazil: 3.1% (Cost: $2,861,532)
806,523	Cia de Ferro Ligas da Bahia, 5.40%	4,499,220
Total Investments Before Collateral for Securities Loaned: 99.7% (Cost: $157,782,328)		144,062,739

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 16.7%
Repurchase Agreements: 16.7%
$5,743,274	Repurchase agreement dated 3/29/19 with Citigroup Global Markets, Inc. , 2.65%, due 4/1/19, proceeds $5,744,542; (collateralized by various U.S. government and agency obligations, 0.00% to 10.50%, due 4/2/19 to 10/20/68, valued at $5,858,139 including accrued interest)	5,743,274
1,207,528	Repurchase agreement dated 3/29/19 with Credit Agricole CIB, 2.60%, due 4/1/19, proceeds $1,207,790; (collateralized by various U.S. government and agency obligations, 0.00% to 2.13%, due 4/25/19 to 7/15/27, valued at $1,231,679 including accrued interest)	1,207,528
5,743,274	Repurchase agreement dated 3/29/19 with Daiwa Capital Markets America, Inc., 2.65%, due 4/1/19, proceeds $5,744,542; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 4/11/19 to 3/20/49, valued at $5,858,140 including accrued interest)	5,743,274
5,743,274	Repurchase agreement dated 3/29/19 with Deutsche Bank Securities, Inc., 2.62%, due 4/1/19, proceeds $5,744,528; (collateralized by various U.S. government and agency obligations, 2.50% to 6.00%, due 5/15/34 to 6/20/68, valued at $5,858,139 including accrued interest)	5,743,274
5,743,274	Repurchase agreement dated 3/29/19 with Mizuho Securities USA, Inc. , 2.61%, due 4/1/19, proceeds $5,744,523; (collateralized by various U.S. government and agency obligations, 2.00% to 6.00%, due 10/1/19 to 7/1/48, valued at $5,858,139 including accrued interest)	5,743,274
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $24,180,624)		24,180,624
Total Investments: 116.4% (Cost: $181,962,952)		168,243,363
Liabilities in excess of other assets: (16.4)%		(23,750,597)
NET ASSETS: 100.0%		$144,492,766

Definitions:

AUD	Australian Dollar
GBP	British Pound
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $24,040,814.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $103,449,581 which represents 71.6% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Diversified Metals & Mining	30.8%	$44,381,982
Materials	66.1	95,181,537
Steel	3.1	4,499,220
	100.0%	$144,062,739

VANECK VECTORS RUSSIA ETF

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 95.5%
Banks: 10.3%
8,672,459	Sberbank of Russia PJSC (ADR) #	$115,132,053
22,984,443	VTB Bank OJSC Reg S (GDR) #	26,276,643
		141,408,696
Diversified Financials: 2.0%
19,848,635	Moscow Exchange MICEX-RTS PJSC * #	27,596,020
Energy: 36.5%
1,277,755	Lukoil PJSC (ADR) #	114,570,241
473,138	Novatek OAO Reg S (GDR) #	81,122,891
20,859,046	OAO Gazprom (ADR) #	94,235,726
11,314,614	Rosneft Oil Co. Reg S (GDR) #	71,115,709
13,199,411	Surgutneftegas OJSC (ADR) #	48,976,494
1,282,156	Tatneft PJSC (ADR) #	88,823,512
		498,844,573
Food & Staples Retailing: 8.3%
4,161,148	Lenta Ltd. Reg S (GDR) *	13,939,846
4,180,924	Magnit OAO Reg S (GDR) #	59,073,851
1,645,509	X5 Retail Group NV Reg S (GDR)	41,006,084
		114,019,781
Materials: 22.9%
37,006,640	Alrosa PJSC #	52,054,164
5,759,252	Evraz Plc (GBP) #	46,616,944
3,414,367	MMC Norilsk Nickel PJSC (ADR) #	72,146,780
1,417,115	Novolipetsk Steel Reg S (GDR) #	36,417,164
1,492,932	PhosAgro OAO Reg S (GDR) #	18,739,439
3,745,747	Polymetal International (GBP) #	42,196,362
2,847,459	Severstal OAO Reg S (GDR)	44,420,360
		312,591,213
Media & Entertainment: 7.1%
1,541,268	Mail.ru Group Ltd. Reg S (GDR) * #	38,127,538
1,715,127	Yandex NV (USD) *	58,897,461
		97,024,999
Telecommunication Services: 6.1%
6,792,615	Mobile TeleSystems OJSC (ADR)	51,352,169
2,600,326	Rostelecom OJSC (ADR) #	16,955,062
7,528,933	VEON Ltd. (ADR)	15,735,470
		84,042,701
Utilities: 2.3%
540,029,410	Inter Rao Ues PJSC #	30,725,916
7,410,870	Irkutsk Electronetwork Co. JSC (USD) * # ∞	199,460
		30,925,376
Total Common Stocks (Cost: $1,500,818,818)		1,306,453,359
PREFERRED STOCK: 4.5% (Cost: $62,458,449)
Energy: 4.5%
22,986	AK Transneft OAO, 4.30% #	61,741,365
MONEY MARKET FUND: 0.2% (Cost: $2,393,236)

2,393,236	Dreyfus Government Cash Management Fund - Institutional Shares	2,393,236
Total Investments: 100.2% (Cost: $1,565,670,503)		1,370,587,960
Liabilities in excess of other assets: (0.2)%		(2,133,329)
NET ASSETS: 100.0%		$1,368,454,631

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,142,843,334 which represents 83.5% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector	% of Investments	Value
Communication Services	13.2%	$181,067,700
Consumer Staples	8.3	114,019,781
Energy	40.9	560,585,938
Financials	12.3	169,004,716
Materials	22.8	312,591,213
Utilities	2.3	30,925,376
Money Market Fund	0.2	2,393,236
	100.0%	$1,370,587,960

VANECK VECTORS RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 101.3%
Banks: 7.8%
29,972,300	Credit Bank of Moscow PJSC * #	$2,722,519
Capital Goods: 3.7%
199,556	United Wagon Co. PJSC *	1,301,568
Diversified Financials: 5.5%
183,213	Safmar Financial Investment #	1,398,446
85,030	Vostok New Ventures Ltd. (SDR) #	514,573
		1,913,019
Energy: 3.0%
1,182,922	TMK PJSC #	1,039,699
Food & Staples Retailing: 5.0%
523,486	Lenta Ltd. Reg S (GDR) *	1,753,678
Food, Beverage & Tobacco: 3.6%
107,800	Ros Agro Plc Reg S (GDR)	1,241,856
Household & Personal Products: 4.3%
77,259	Oriflame Holding AG (SEK) #	1,487,277
Materials: 12.6%
752,538	Highland Gold Mining Ltd. (GBP) #	1,794,544
794,371	Mechel PJSC * #	828,565
7,447,040	Petropavlovsk Plc (GBP) * #	808,245
483,085	Raspadskaya OJSC * #	967,138
		4,398,492
Media & Entertainment: 4.6%
1,745,130	ITE Group Plc #	1,593,496
Real Estate: 8.4%
720,473	Etalon Group Ltd. Reg S (GDR)	1,289,647
825,775	LSR Group PJSC Reg S (GDR) #	1,653,972
		2,943,619
Retailing: 8.4%
958,961	Detsky Mir PJSC Reg S 144A #	1,297,452
260,720	M.Video PJSC * #	1,620,526
		2,917,978
Software & Services: 3.5%
83,719	Qiwi Plc (ADR) *	1,204,716
Telecommunication Services: 5.7%
699,775	Sistema JSFC Reg S (GDR) #	1,972,735
Transportation: 12.6%
1,847,690	Aeroflot - Russian Airlines OJSC #	2,708,139
157,046	Globaltrans Investment Plc Reg S (GDR)	1,670,969
		4,379,108
Utilities: 12.6%
30,341,800	Mosenergo PJSC #	969,194
113,807,600	OGK-2 PJSC #	657,407
83,473,000	Rosseti PJSC #	1,232,268
38,501,000	Unipro PJSC #	1,515,057
		4,373,926
Total Common Stocks (Cost: $43,550,835)		35,243,686
Liabilities in excess of other assets: (1.3)%		(451,495)
NET ASSETS: 100.0%		$34,792,191

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt
SEK	Swedish Krona

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $26,781,252 which represents 77.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,297,452, or 3.7% of net assets.

Summary of Investments by Sector	% of Investments	Value
Communication Services	10.1%	$3,566,231
Consumer Discretionary	8.3	2,917,978
Consumer Staples	12.7	4,482,811
Energy	2.9	1,039,699
Financials	13.2	4,635,538
Industrials	16.1	5,680,676
Information Technology	3.4	1,204,716
Materials	12.5	4,398,492
Real Estate	8.4	2,943,619
Utilities	12.4	4,373,926
	100.0%	$35,243,686

VANECK VECTORS STEEL ETF

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Brazil: 20.3%
707,756	Cia Siderurgica Nacional SA (ADR) *	$2,908,877
704,345	Gerdau SA (ADR) †	2,732,859
564,970	Vale SA (ADR)	7,378,508
		13,020,244
India: 6.7%
404,098	Vedanta Ltd. (ADR)	4,267,275
Luxembourg: 19.4%
147,494	ArcelorMittal (USD) †	3,005,928
128,326	Tenaris SA (ADR)	3,625,210
213,390	Ternium SA (ADR)	5,808,476
		12,439,614
South Korea: 4.4%
50,589	POSCO (ADR)	2,793,019
United Kingdom: 12.7%
138,282	Rio Tinto Plc (ADR)	8,137,896
United States: 36.5%
205,246	AK Steel Holding Corp. * †	564,427
111,779	Allegheny Technologies, Inc. *	2,858,189
30,697	Carpenter Technology Corp.	1,407,457
190,335	Cleveland-Cliffs, Inc. †	1,901,447
76,115	Commercial Metals Co.	1,300,044
21,392	Gibraltar Industries, Inc. *	868,729
49,695	Nucor Corp.	2,899,703
7,160	Olympic Steel, Inc.	113,629
32,367	Reliance Steel & Aluminum Co.	2,921,445
24,356	Ryerson Holding Corp. *	208,487
17,369	Schnitzer Steel Industries, Inc.	416,856
81,649	Steel Dynamics, Inc.	2,879,760
42,122	SunCoke Energy, Inc. *	357,616
29,011	TimkenSteel Corp. *	315,059
143,992	United States Steel Corp.	2,806,404
5,693	Universal Stainless & Alloy, Inc. *	94,333
38,298	Worthington Industries, Inc.	1,429,281
		23,342,866
Total Common Stocks (Cost: $74,092,834)		64,000,914

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 6.8%
Repurchase Agreements: 6.8%
$1,029,161	Repurchase agreement dated 3/29/19 with Citigroup Global Markets, Inc. , 2.65%, due 4/1/19, proceeds $1,029,388; (collateralized by various U.S. government and agency obligations, 0.00% to 10.50%, due 4/2/19 to 10/20/68, valued at $1,049,744 including accrued interest)	1,029,161
1,029,161	Repurchase agreement dated 3/29/19 with Credit Agricole CIB, 2.65%, due 4/1/19, proceeds $1,029,388; (collateralized by various U.S. government and agency obligations, 0.25% to 5.00%, due 6/30/21 to 6/15/39, valued at $1,049,744 including accrued interest)	1,029,161
1,029,161	Repurchase agreement dated 3/29/19 with Daiwa Capital Markets America, Inc., 2.65%, due 4/1/19, proceeds $1,029,388; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 4/11/19 to 3/20/49, valued at $1,049,744 including accrued interest)	1,029,161
1,029,161	Repurchase agreement dated 3/29/19 with Deutsche Bank Securities, Inc., 2.62%, due 4/1/19, proceeds $1,029,386; (collateralized by various U.S. government and agency obligations, 2.50% to 6.00%, due 5/15/34 to 6/20/68, valued at $1,049,744 including accrued interest)	1,029,161
216,358	Repurchase agreement dated 3/29/19 with Mizuho Securities USA, Inc. , 2.57%, due 4/1/19, proceeds $216,404; (collateralized by various U.S. government and agency obligations, 0.88% to 2.88%, due 12/31/20 to 5/15/43, valued at $220,685 including accrued interest)	216,358
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $4,333,002)		4,333,002
Total Investments: 106.8% (Cost: $78,425,836)		68,333,916
Liabilities in excess of other assets: (6.8)%		(4,344,111)
NET ASSETS: 100.0%		$63,989,805

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $4,245,101.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	5.7%	$3,625,210
Industrials	1.3	868,729
Materials	93.0	59,506,975
	100.0%	$64,000,914

VANECK VECTORS UNCONVENTIONAL OIL & GAS ETF

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Canada: 15.2%
41,260	ARC Resources Ltd.	$281,666
92,961	Cenovus Energy, Inc. (USD)	806,901
64,142	Crescent Point Energy Corp. (USD)	207,820
150,273	EnCana Corp. (USD)	1,087,976
27,875	Enerplus Corp. (USD)	234,429
37,400	Husky Energy, Inc.	370,934
12,679	Peyto Exploration & Development Corp.	66,339
19,450	PrairieSky Royalty Ltd. †	262,061
28,900	Seven Generations Energy Ltd. *	208,754
27,331	Tourmaline Oil Corp.	422,255
39,545	Whitecap Resources, Inc.	136,459
		4,085,594
United States: 84.7%
38,539	Anadarko Petroleum Corp.	1,752,754
24,500	Antero Resources Corp. *	216,335
25,143	Apache Corp.	871,456
27,831	Cabot Oil & Gas Corp.	726,389
7,274	Carrizo Oil & Gas, Inc. * †	90,707
11,806	Centennial Resource Development, Inc. * †	103,775
151,788	Chesapeake Energy Corp. * †	470,543
7,410	Cimarex Energy Co.	517,959
12,791	CNX Resources Corp. *	137,759
14,680	Concho Resources, Inc.	1,628,893
11,192	Continental Resources, Inc. *	501,066
36,422	Devon Energy Corp.	1,149,478
11,593	Diamondback Energy, Inc.	1,177,037
22,427	EOG Resources, Inc.	2,134,602
20,540	EQT Corp.	426,000
9,502	Gulfport Energy Corp. *	76,206
23,679	Hess Corp.	1,426,186
76,139	Marathon Oil Corp.	1,272,283
10,684	Matador Resources Co. *	206,522
12,236	Murphy Oil Corp.	358,515
6,101	National Fuel Gas Co.	371,917
32,988	Noble Energy, Inc.	815,793
26,340	Oasis Petroleum, Inc. *	159,094
31,152	Occidental Petroleum Corp.	2,062,262
25,367	Parsley Energy, Inc. *	489,583
4,760	PDC Energy, Inc. *	193,637
13,002	Pioneer Natural Resources Co.	1,979,945
16,418	QEP Resources, Inc. *	127,896
20,789	Range Resources Corp.	233,668
7,518	SM Energy Co.	131,490
42,297	Southwestern Energy Co. *	198,373
6,791	Whiting Petroleum Corp. * †	177,517
37,549	WPX Energy, Inc. *	492,267
		22,677,907
Total Common Stocks (Cost: $39,716,913)		26,763,501
MONEY MARKET FUND: 0.2% (Cost: $49,072)
49,072	Dreyfus Government Cash Management Fund - Institutional Shares	49,072
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $39,765,985)		26,812,573

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.8% (Cost: $755,867)
Repurchase Agreement: 2.8%
$755,867	Repurchase agreement dated 3/29/19 with HSBC Securities USA, Inc., 2.58%, due 4/1/19, proceeds $756,030; (collateralized by various U.S. government and agency obligations, 0.00% to 4.38%, due 8/15/20 to 5/15/48, valued at $770,984 including accrued interest)	755,867
Total Investments: 102.9% (Cost: $40,521,852)		27,568,440
Liabilities in excess of other assets: (2.9)%		(784,955)
NET ASSETS: 100.0%		$26,783,485

Definitions:

USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $716,424.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Gas Utilities	1.4%	$371,917
Integrated Oil & Gas	12.1	3,240,097
Oil & Gas Exploration & Production	86.3	23,151,487
Money Market Fund	0.2	49,072
	100.0%	$26,812,573

VANECK VECTORS URANIUM+NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Canada: 5.4%
102,751	Cameco Corp. (USD)	$1,211,434
98,245	NexGen Energy Ltd. *	158,845
25,881	Uranium Participation Corp. *	86,402
		1,456,681
China / Hong Kong: 3.1%
3,016,000	CGN Power Co. Ltd. Reg S 144A #	841,827
Czech Republic: 4.4%
49,724	CEZ AS #	1,168,841
Finland: 4.7%
60,832	Fortum OYJ † #	1,247,173
France: 4.3%
84,853	Electricite de France SA #	1,162,723
Japan: 16.4%
57,500	Hokuriku Electric Power Co. * #	452,082
99,200	Kansai Electric Power Co., Inc. #	1,464,830
103,800	Kyushu Electric Power Co., Inc. † #	1,227,668
197,300	Tokyo Electric Power Co., Inc. * #	1,249,776
		4,394,356
South Korea: 4.3%
4,664	KEPCO Plant Service & Engineering Co. Ltd. #	143,160
77,393	Korea Electric Power Corp. (ADR) *	1,006,883
		1,150,043
Spain: 4.6%
48,565	Endesa SA #	1,240,615
United States: 52.7%
14,005	BWX Technologies, Inc.	694,368
28,232	Dominion Energy, Inc.	2,164,265
23,902	Duke Energy Corp.	2,151,180
8,446	El Paso Electric Co.	496,794
26,431	Energy Fuels, Inc. * †	88,015
17,436	Entergy Corp.	1,667,405
38,680	Exelon Corp.	1,939,029
65,590	PG&E Corp. *	1,167,502
12,981	Pinnacle West Capital Corp.	1,240,724
15,762	PNM Resources, Inc.	746,173
29,403	Public Service Enterprise Group, Inc.	1,746,832
		14,102,287
Total Common Stocks (Cost: $25,121,399)		26,764,546

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 9.2%
Repurchase Agreements: 9.2%
$1,000,000	Repurchase agreement dated 3/29/19 with Daiwa Capital Markets America, Inc., 2.65%, due 4/1/19, proceeds $1,000,221; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 4/11/19 to 3/20/49, valued at $1,020,000 including accrued interest)	1,000,000
448,813	Repurchase agreement dated 3/29/19 with Deutsche Bank Securities, Inc., 2.60%, due 4/1/19, proceeds $448,910; (collateralized by various U.S. government and agency obligations, 0.00%, due 11/15/26, valued at $457,789 including accrued interest)	448,813
1,000,000	Repurchase agreement dated 3/29/19 with Nomura Securities International, Inc., 2.65%, due 4/1/19, proceeds $1,000,221; (collateralized by various U.S. government and agency obligations, 0.00% to 8.50%, due 5/1/19 to 1/20/69, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $2,448,813)		2,448,813
Total Investments: 109.1% (Cost: $27,570,212)		29,213,359
Liabilities in excess of other assets: (9.1)%		(2,431,769)
NET ASSETS: 100.0%		$26,781,590

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,310,953.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $10,198,695 which represents 38.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $841,827, or 3.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	5.5%	$1,458,294
Financials	0.3	86,402
Industrials	3.1	837,528
Utilities	91.1	24,382,322
	100.0%	$26,764,546

VANECK VECTORS VIETNAM ETF

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Banks: 7.8%
9,247,422	Bank for Foreign Trade of Vietnam JSC #	$26,875,953
10,626,202	Saigon Thuong Tin Commercial JSB * #	5,603,571
		32,479,524
Capital Goods: 7.1%
9,026,151	FLC Faros Construction JSC * #	12,469,115
9,363,070	Hoang Huy Investment Financial Services JSC #	9,133,953
97	Viet Nam Construction & Import-Export JSC	113
8,143,840	Vietnam Electrical Equipment #	8,118,441
		29,721,622
Consumer Durables & Apparel: 12.2%
1,628,160	Eclat Textile Co. Ltd. #	21,954,605
842,764	Hansae Co. Ltd. #	21,190,756
10,826,000	Regina Miracle International Holdings Ltd. Reg S 144A † #	7,669,707
		50,815,068
Diversified Financials: 3.5%
12,295,411	Saigon Securities, Inc. #	14,455,388
Energy: 2.8%
13,108,655	Soco International Plc	11,751,892
Food, Beverage & Tobacco: 14.5%
4,795,450	Masan Group Corp. * #	17,459,930
13,608,911	Thanh Thanh Cong Tay Ninh JSC #	10,765,800
5,481,596	Vietnam Dairy Products JSC #	31,864,751
		60,090,481
Health Care Equipment & Services: 4.8%
403,600	MANI, Inc. #	19,819,289
Insurance: 4.9%
4,928,936	Bao Viet Holdings #	20,175,505
Materials: 5.0%
11,261,683	Hoa Phat Group JSC * #	15,662,120
5,994,410	PetroVietnam Fertilizer & Chemical JSC #	5,068,208
		20,730,328
Real Estate: 26.8%
11,016,586	No Va Land Investment Group Corp. *	26,492,221
15,401,422	Vincom Retail JSC * #	23,011,333
6,568,292	Vingroup JSC * #	32,850,010
7,368,712	Vinhomes JSC Reg S 144A * #	29,118,514
		111,472,078
Technology Hardware & Equipment: 9.4%
1,107,507	BH Co. Ltd. * #	18,940,031
593,937	Mcnex Co. Ltd. #	10,674,669
3,800,963	Synopex, Inc. ‡ * #	9,392,732
		39,007,432
Utilities: 1.2%
4,409,659	PetroVietnam Nhon Trach 2 Power JSC #	5,133,430
Total Common Stocks (Cost: $362,095,765)		415,652,037

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.4%
Repurchase Agreements: 0.4%
$1,000,000	Repurchase agreement dated 3/29/19 with Daiwa Capital Markets America, Inc., 2.65%, due 4/1/19, proceeds $1,000,221; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 4/11/19 to 3/20/49, valued at $1,020,000 including accrued interest)	1,000,000
530,046	Repurchase agreement dated 3/29/19 with Deutsche Bank Securities, Inc., 2.60%, due 4/1/19, proceeds $530,161; (collateralized by U.S. government obligation, 0.00%, due 11/15/26, valued at $540,647 including accrued interest)	530,046
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $1,530,046)		1,530,046
Total Investments: 100.4% (Cost: $363,625,811)		417,182,083
Liabilities in excess of other assets: (0.4)%		(1,670,762)
NET ASSETS: 100.0%		$415,511,321

Footnotes:

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,442,352.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $377,407,811 which represents 90.8% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $36,788,221, or 8.9% of net assets.

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2019 is set forth below:

Affiliates	Value 12/31/18		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Change in Net Unrealized Gain (Loss)	Value 03/31/19
Synopex, Inc.	$—	(a)	$2,064,925	$—	$—	$—	$(617,920)	$9,392,732

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	12.2%	$50,815,068
Consumer Staples	14.5	60,090,481
Energy	2.8	11,751,892
Financials	16.1	67,110,417
Health Care	4.8	19,819,289
Industrials	7.2	29,721,622
Information Technology	9.4	39,007,432
Materials	5.0	20,730,328
Real Estate	26.8	111,472,078
Utilities	1.2	5,133,430
	100.0%	$415,652,037